Filed with the Securities and Exchange Commission on November 26, 2004

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	x

Pre-Effective Amendment No.	¨

Post-Effective Amendment No. 166	x
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	x

Amendment No. 168	x

(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-5340

Eric M. Banhazl
Advisors Series Trust
2020 E. Financial Way, Suite 100
Glendora, California 91741
(Name and Address of Agent for Service)

Copies to:

Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105-3441

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

—	immediately upon filing pursuant to paragraph (b)

—	on _______________ pursuant to paragraph (b)

X	60 days after filing pursuant to paragraph (a)(1)

—	on _______________ pursuant to paragraph (a)(1)

—	75 days after filing pursuant to paragraph (a)(2)

—	on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Chase Growth Fund
Chase Mid-Cap Growth Fund, Class A

300 Preston Avenue, Suite 403
Charlottesville, Virginia 22902-5091

Investment Advisor: (434) 293-9104
Shareholder Services: (toll free) 1-888-861-7556

www.chaseinv.com

This combined prospectus describes the Chase Growth Fund (the “Growth Fund”) and the Class A shares of the Chase Mid-Cap Growth Fund (the “Mid-Cap Fund”) (each a “Fund” and collectively, the “Funds”), separate series of shares of The Advisors Series Trust (the “Trust”). Currently, the Mid-Cap Fund only offers Class A Shares. The front-end sales charge is being waived for all purchases of the Mid-Cap Fund- Class  A Shares until January 2006.

As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this prospectus. It is a criminal offense to suggest otherwise.

Risk/Return Summary	2
Fund Performance	3
3Growth Fund	3
Fees And Expenses	5
Management	7
Shareholder Information	9
How To Invest	10
Distribution Arrangements	15
Distributions And Taxes	17
Shareholder Communications	18
Financial Highlights	19
Privacy Notice	22
For More Information	23

More detailed information on all subjects covered in this prospectus is contained in the Funds’ Statement of Additional Information (the “SAI”). Investors seeking more in-depth explanations of the contents of this prospectus should request the SAI and review it before purchasing shares.

1

RISK/RETURN SUMMARY
Chase Growth Fund

Investment Objective:

The Growth Fund seeks growth of capital as its investment objective. .

Principal Investment Strategies:

The Growth Fund pursues its investment objective by investing primarily in common stocks of domestic companies with large market capitalizations of $10 billion and above.
At the discretion of the Chase Investment Counsel Corporation (the “Advisor”), the Growth Fund may invest up to 20% of its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions. During such a period, the Growth Fund may not reach its investment objective. For example, should the market advance during this period, the Growth Fund may not participate as much as it would have if it had been more fully invested. Furthermore, to the extent that the Growth Fund uses a money market mutual fund for its cash position, there will be some duplication of expenses because the Growth Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

Chase Mid-Cap Fund

Investment Objective:

The Mid-Cap Fund seeks capital appreciation as its investment objective.

Principal Investment Strategies:
Under normal market conditions, the Mid-Cap Fund will invest at least 80% of its net assets in the equity securities of companies that have a mid-size market capitalization (a “mid-cap company”). This is not a fundamental policy and may be changed by the Board of Trustees of the Trust, without a vote of shareholders, upon sixty (60) days’ prior notice. The Advisor considers a mid-cap company to be one that has a market capitalization of between $1 billion and $15 billion. Equity securities may include, but are not limited to, common stocks, preferred stocks, convertible securities and American Depositary Receipts (“ADRs”). In addition, the Mid-Cap Fund may invest a portion of its assets in foreign issuers through the use of depositary receipts such as ADRs.
At the discretion of the Advisor, the Mid-Cap Fund may invest up to 100% of its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes. During such a period, the Mid-Cap Fund may not reach its investment objective. For example, should the market advance during this period, the Mid-Cap Fund may not participate as much as it would have if it had been more fully invested.

How the Advisor Selects Equity Securities for the Funds’ Portfolios:

The Advisor screens a universe of approximately 5,000 companies and selects securities it believes presents the potential for growth using quantitative fundamental and technical analysis. The fundamental factors considered include a security’s growth of earnings per share and return on equity, the debt to equity ratio, reinvestment rate and price/earnings ratio. Technical factors considered include relative strength, unusual volume, price momentum and volatility, and insider transactions. Analysts employed by the Advisor rely on both internal and external research sources and on information provided by management of companies being considered.
In buying and selling portfolio securities, the Advisor sets its initial price targets. The Advisor continuously reviews prices and adjusts its targets in response to changes in fundamental and technical factors. The existence of alternative securities that the Advisor considers to be more attractive is an added consideration in deciding whether to sell portfolio securities.

Types of Securities:

The Funds invest primarily in the following securities:
•	Common Stocks;
•	Convertible Securities;
•      American Depositary Receipts
Please review the SAI for further descriptions of these securities. The SAI also provides information on other investment strategies the Funds may pursue from time to time.

The Funds’ Principal Risks:
Your investment in the Funds is subject to certain risks. Therefore, you may lose money by investing in the Funds. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Other principal risks you should consider include:

Market Decline (Both Funds)- A company’s stock price or the overall stock market may experience a sudden decline.

Market Risk - (Both Funds) The value of stocks and other securities the Funds hold or the overall stock market may decline over short or extended periods.

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Mid-Cap Company Risk (Mid-Cap Fund only)- A medium capitalization company may be more vulnerable to adverse business or economic events than stocks of larger companies. These stocks present greater risks than securities of larger, more diversified companies.

Non-Diversification Risk - (Mid-Cap Fund only) The Mid-Cap Fund is not diversified, which means that it may invest a larger percentage of its assets in a smaller number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Funds more than it would affect a diversified fund which holds more investments.

Foreign Security Risk (Both Funds) - The Funds may invest in foreign issuers through depositary receipts such as ADRs. Foreign investments may involve financial, economic or political risks not ordinarily associated with U.S. securities. Foreign companies may not be subject to the same accounting and financial reporting standards as are domestic companies. Certain countries do not honor legal rights available in the U.S. In addition, there is the possibility of excessive taxation, government seizure of company assets and other political developments that could affect U.S. investments in foreign countries.

Portfolio Turnover Risk (Both Funds)- A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may mean that you would be likely to have a higher tax liability. A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect the Funds’ performance. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws.

Who May Want to Invest:

The Growth Fund is intended for investors who:
•	Are willing to hold their shares for a long period of time (e.g., in preparation for retirement);
•	Are diversifying their investment portfolio by investing in a mutual fund that invests in large-cap companies; and/or
•	Are willing to accept higher short-term risk in exchange for a higher potential for long-term total return.
.
The Mid-Cap Fund may be appropriate for investors who:
•	Have a long-term investment horizon,
•	Want to diversify their investment portfolio by investing in a mutual fund that invests in securities of mid-cap companies; and
•	Can accept the greater risks of investing in a portfolio with significant common stock holdings.
•	The Funds are not appropriate for investors concerned primarily with principal stability.

Portfolio Holdings Information
A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' Statement of Additional Information. Currently, disclosure of the Funds' holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. The Annual and Semi-Annual Reports will be available by contacting Chase Funds c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-888-861-7556.

FUND PERFORMANCE

Growth Fund

The following performance information indicates some of the risks and returns of investing in the Growth Fund. The bar chart illustrates how the Growth Fund’s total return has varied from year to year. The table illustrates the Growth Fund's average annual total return over time compared with a broad-based market index. The Growth Fund has added the Russell 1000 Growth Index and the Lipper Large Cap Growth Funds Index to the performance table. The Russell 1000 Growth Index is comprised of stocks with a greater-than-average growth orientation and is frequently used as a benchmark for growth stock managers. The Lipper Large Cap Growth Funds Index is comprised of funds with an investment objective similar to that of the Fund. The Growth Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Growth Fund - Calendar Year Total Returns

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During the period of time displayed in the bar chart, the Growth Fund’s best quarter was the quarter ended December 31, 1998, up 23.69% and its worst quarter was the quarter ended March 31, 2001, down -10.06%.

Average Annual Total Returns
as of December 31, 2004
Since Inception
	1 Year	5 Years	(12/2/97)
Growth Fund
Return Before Taxes………
Return After Taxes on Distributions(1)…………………
Return After Taxes on Distributions and Sale of Fund Shares(1)…………………………..
S&P 500® Composite Stock Price Index(2)….
Russell 1000 Growth Index(3)
Lipper Large Cap Growth Funds Index(4)…………….

(1)       After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2)       The S&P 500® Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy. The figures above reflect all dividends reinvested but do not reflect any deductions for fees or expenses.

(3)        The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth rates. The figures above reflect all dividends reinvested but do not reflect any deductions for fees or expenses.

(4)       The Lipper Large Cap Growth Funds Index measures the performance of 30 of the largest funds in the large cap growth category as tracked by Lipper, Inc. Lipper rankings are based on total returns, including reinvestment of dividends and capital gains for the stated period; this calculation does not include sales charges.

Mid-Cap Fund

The Mid-Cap Growth Fund began operations on January 1, 2001, as a mutual fund organized as a series of The World Funds, Inc., a Maryland corporation (“the Predecessor Mid Cap Fund”). On September 1, 2002, the Predecessor Mid-Cap Fund changed its investment advisor to the Advisor and investment objectives. On October 22, 2004, the Predecessor Mid-Cap Fund reorganized into the Mid-Cap Fund, a newly formed series of the Trust. The Chase Mid-Cap Growth Fund ( the “Mid-Cap Fund”) has adopted an investment objective and certain investment strategies and policies identical as those of the Predecessor Mid-Cap Fund.

The bar chart and table below show how the Predecessor Mid-Cap Fund has performed in the past.  Both assume that all dividends and distributions are reinvested in the Predecessor Mid-Cap Fund. The returns shown below are for Class A Shares of the Predecessor Mid-Cap Fund. The bar chart figures do not include any sales charges. If sales charges were included, the returns would be lower. The table compares the average annual total returns of Class A Shares of the Predecessor Mid-Cap Fund for the period ended December 31, 2003 to the Russell Mid-Cap Growth Index. Keep in mind that past performance (before and after taxes) may not indicate how well the Fund will perform in the future. For the periods presented in the table below, the Predecessor Mid-Cap Fund did not impose a front-end sales charge on purchases of Class A Shares The Mid-Cap Fund does not intend to impose a front-end sales charge on purchases of Class A Shares through January 20, 2006. The bar chart and table reflect performance information from the period that the Advisor began providing advisory services to the Predecessor Mid-Cap Fund.

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Mid-Cap Growth Fund - Calendar Year Total Returns

During the period shown in the bar chart, the highest return for a calendar quarter was 8.39% (quarter ended 12/31/03) and the lowest return for a calendar quarter was -0.21% (quarter ended 3/31/03).

Prior to September 1, 2002, the Predecessor Mid-Cap Fund was advised by a different investment advisor. Performance from January 1, 2001, inception date of the Predecessor Mid-Cap Fund, to August 30, 2002 is not shown.

Average Annual Total Return
(for the periods ended December 31, 2004)
Since
Predecessor Mid Cap Fund	1 Year	(9/1/2002)(1)
Class A Shares
Return Before Taxes without a front-end sales
charge(2)
Return Before Taxes with a front-end sales charge(3)
Return After Taxes on Distributions(3)(4)
Return After Taxes on Distributions and Sale of Fund
Shares(3)(4)
Russell Mid-Cap Growth Index(5)

(1)	Prior to September 1, 2002, the Predecessor Mid-Cap Fund was advised by a different investment advisor. Performance from January 1, 2001, inception date of Predecessor Mid-Cap Fund, to August 30, 2002 is not shown.

(2)	For the periods presented, the Predecessor Mid-Cap Fund did not impose a front-end sales charge on purchases of Class A Shares and does not intend to impose a front-end sales charge on purchases of Class A Shares through January 2006.

(3)	These returns represent the performance of the Predecessor Mid Cap Fund but have been restated to include the effect of the maximum 5.75% front-end sales charge on purchases of shares if it had been imposed on purchases during the periods presented.

(4)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(5)	The Russell Mid-Cap Growth Index is a market capitalization-weighted index that measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values. The index is not adjusted to reflect deductions for fees, expenses or taxes that the U.S. Securities and Exchange Commission (the “SEC”) requires to be reflected in the Fund’s performance.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

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	Growth Fund	Mid-Cap Fund Class A
Shareholder Fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases…………………………………	None	5.75%(1)
Maximum deferred sales charge (load)………………………………………………..	None	None
Maximum sales charge (load) imposed on reinvested dividends and distributions…..	None	None
Redemption fees (A $15 charge will be applied to each wire redemption) (2)	2.00%	2.00%
Exchange fees	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Investment Advisory fees……………………………………………………………..	1.00%	1.00%
Distribution (12b-1) fees	0.00%	0.00%
Other Expenses………………………………………………………………………...	0.42%	1.62%
Service fees	0.00%	0.25%(3)
Total Annual Fund Operating Expenses……………………………………………….	1.42%	2.87%
Fee Waiver and/or Expense Reimbursement………………………………	0.03%(4)	-1.39%(5)
Net Annual Fund Operating Expenses………………………………………………	1.39%	1.48%

(1)	The front-end sales charge is being waived for purchases of Class A Shares until January, 2006.

(2)	The redemption fee applies only to those shares that you have held for less than two months. The fee is payable to the Growth Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.

(3)	The Mid-Cap Fund has a shareholder servicing plan for its Class A shares. The Fund may pay authorized agents up to 0.25% of the average daily net assets attributable to its shareholders.

(4)	The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Growth Fund until terminated by the Growth Fund to ensure that Net Annual Fund Operating Expenses do not exceed 1.39%. The Advisor agreed to reduce its expense cap from the previous expense cap of 1.48% to 1.39%. The Advisor reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Growth Fund if the Growth Fund’s expenses are less than the limit agreed to by the Growth Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or reimbursed by the Advisor to the Growth Fund during any of the previous three (3) years from the date of reimbursement, less any reimbursement previously paid. The Board of Trustees may terminate this expense reimbursement arrangement at any time.

(5)	The Advisor has contractually agreed to waive or limit its fees and to assume other expenses until September 30, 2006 so that the ratio of total annual operating expenses for the Mid-Cap Fund’s Class A Shares is limited to 1.48%. The Advisor may be entitled to the reimbursement of fees waived or reimbursed by the Advisor to the Mid-Cap Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or reimbursed by the Advisor to the Mid-Cap Fund during any of the previous three (3) years from the date of reimbursement, less any reimbursement previously paid.

Examples
The Examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.They assume that you invest $10,000 in the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that all dividends and distributions are reinvested and that the Fund’s operating expenses remain the same. The Example figures were calculated using current net operating expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Growth Fund
1 year	3 years	5 years	10 years
$142	$440	$761	$1,669

Mid-Cap Fund

	1 year	3 years	5 years	10 years
Class A Shares(1)	$717	$1,289	$1,886	$3,492
Class A Shares w/o load(2)	151	758	1,391	3,095

(1)	With respect to Class A Shares, the above examples assume payment of the maximum initial sales charge of 5.75% at the time of purchase. The sales charge for Class A Shares varies depending upon the dollar amount invested. Accordingly, your actual expenses may vary.

(2)	The sales charge for Class A Shares is being waived until January 20, 2006.

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MANAGEMENT

Investment Advisor
The registered investment advisor of the Funds is Chase Investment Counsel Corporation (the “Advisor”), 300 Preston Avenue, Suite 403, Charlottesville, Virginia, 22902-5091. The Advisor and a predecessor proprietorship, have provided asset management services to individuals and institutional investors since 1957. As of December 31, 2003, the Advisor managed approximately $2.5 billion in assets.
The Advisor manages the Fund in accordance with its investment objective and policies. The Advisor makes decisions with respect to, and places orders for all purchases and sales of portfolio securities. For the advisory services provided by the Advisor to the Growth Fund and Mid-Cap Fund, the Advisor is entitled to receive an advisory fee payable monthly and calculated at the annual rate of 1.00% of each Fund’s average daily net assets.  For the fiscal year ended September 30, 2004, the Advisor received advisory fees of 1.00% of the Growth Fund’s average daily net assets and  % of the Mid-Cap Fund’s average daily net assets, net of waiver.

Portfolio Managers
Mr. Derwood S. Chase, Jr. and Mr. David B. Scott are principally responsible for the portfolio management of the Funds. Since December 2, 1997, the Advisor and Messrs. Chase and Scott have served as the investment advisor and portfolio managers to the Growth Fund. Mr. Chase and Mr. Scott have managed the Mid-Cap Fund since its inception, October 22, 2004. Mr. Chase and Mr. Scott performed the same roles for the Predecessor Mid Cap Fund from September 2, 2001 to October 22, 2004. Mr. Chase, who controls the Advisor, has been President of the Advisor since its founding and has been active in the investment field professionally for more than forty years. The senior portfolio manager, Mr. Scott, who has been Senior Vice President of the Advisor since February 1997, has been active professionally in the investment field for more than twenty-five years. Mr. Scott joined the Advisor as a Vice President in March 1994. .

Prior Performance of the Advisor
The following table sets forth performance data relating to the historical performance of a private institutional account managed by the Advisor for the periods indicated that has investment objectives, policies, strategies and risks substantially similar to those of the Funds. As of the date of this prospectus, the private institutional account represents approximately $50 million of all assets currently managed by the Advisor. The Advisor manages other smaller individual accounts that utilize similar objectives and growth investment strategy or mid-cap investment strategy but are not reflective of the each Fund’s respective investment approach. These smaller accounts have certain investment restrictions imposed by the clients that are not reflective of the management of Funds or the private institutional account that are not restricted by the Funds. The data is provided to illustrate the past performance of the Advisor in managing a substantially similar account as measured against market indices and does not represent the performance of the Funds or the Predecessor Mid Cap Fund. You should not consider this performance data as an indication of future performance of the Growth Fund or Mid-Cap Fund.

The performance data shown below was calculated in accordance with the detailed standards for preparing and presenting Advisor performance information formulated by the Association for Investment Management and Research. The performance data is unaudited. All returns presented were calculated on an average annualized total return basis and include all dividends and interest and realized and unrealized gains and losses. All returns are presented after the deduction of investment advisory fees, brokerage commissions and execution costs paid by the private institutional account of the Advisor without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation. Securities transactions are accounted for on the trade date and accrual accounting is used. Cash and equivalents are included in performance returns.
The private institutional account for which results are reported is not subject to the same types of expenses to which the Funds are subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Funds by the 1940 Act or the Internal Revenue Code.

Consequently, the performance results for the private institutional account could have been adversely affected if the private institutional account had been regulated as an investment company. In addition, the operating expenses incurred by the private institutional account were lower than the anticipated operating expenses of the Growth Fund and Mid-Cap Fund, and, accordingly, the performance results of the private institutional account are greater than what each Fund’s performance would have been.

The investment returns of the Advisor's composite for the Growth Stratgey presented below have been reviewed and verified by an independent auditing firm for the years December 31, 1993 through 2003, but they are not intended to predict or suggest the returns that might be experienced by the Growth Fund or an individual investing in the Growth Fund. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

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Growth Strategy
Total Returns:
				Years Ended, December 31,
	Annualized	Cumulative	2003	2002	2001	2000	1999	1998	1997	1996	1995	1994	1993
Advisors Equity Composite	12.36%	260.34%	20.54%	-16.81%	-14.05%	0.99%	30.67%	37.00%	38.18%	23.01%	28.47%	-8.60%	15.85%
S&P 500® *	10.97%	214.13%	28.69%	-22.10%	-11.90%	-9.12%	21.05%	28.59%	33.36%	22.92%	37.50%	1.33%	10.09%
Russell 1000 Growth**	8.63%	148.38%	29.74%	-27.89%	-20.42%	-22.43%	33.16%	38.71%	30.49%	23.13%	37.19%	2.66%	2.90%
Number of Portfolios			74	37	21	19	14	15	14	13	11	11	7
End of Period
Composite Assets (Millions)			1,626.1	747.5	625.3	612.5	508.0	434.5	320.8	239.4	205.7	151.9	127.2

End of Period
Percentage of Total Assets			62%	44%	48%	59%	51%	53%	51%	49%	48%	40%	28%
Represented by the Composite***

Asset Weighted Dispersion of Returns			0.86%	0.50%	0.72%	1.45%	2.16%	2.25%	1.54%	1.06%	2.05%	0.62%	3.32%

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*	The S&P 500® Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.
**	The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this Index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasts growth rates.
***	The figures shown represent assets that were managed by the Advisor using similar investment techniques as those used to manage the Fund’s portfolio.

Mid-Cap Strategy
	Average Annualized Total Return through 12/31/04
			Since Inception
	One Year	Five Years	(04/01/94)
Advisor’s Private Institutional Mid-Cap Account	28.92%	6.98%	12.98%

S & P 500 Index(1)	28.69%	(0.58%)	11.80%

S & P 400 Mid Cap Index(2)	30.94%	6.48%	13.83%

Russell Mid-Cap Growth Index(3)	42.70%	2.00%	10.01%

(1)	The Standard & Poor’s 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

(2)	The Standard & Poor’s 400 Mid Cap Growth Index is a capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market.

(3)	The Russell Midcap Growth Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 24% of the total market capitalization of the Russell 1000 Index. As of the latest reconstitution, the average market capitalization was approximately $4.2 billion; the median market capitalization was approximately $3.2 billion. The largest company in the index had an approximate market capitalization of $13 billion.

SHAREHOLDER INFORMATION

How the Fund’s Shares are Purchased

Pricing of Growth Fund Shares

Growth Fund shares are priced at net asset value (“NAV”). The NAV is calculated by adding the value of all securities and other assets attributable to the Fund, then subtracting liabilities attributable to the Fund. The net asset amount attributable to each class is divided by the number of Class A shares held by investors.
In calculating the NAV, the Funds’ securities are valued using current market prices, if available. Securities for which current market values are not readily available are valued at fair value, as determined in good faith under procedures set by the Board of Trustees of the Trust.
Pricing Mid-Cap Fund- Class A Shares

The front-end sales charge is being waived for purchases of Mid-Cap Fund Class A Shares until January 2006.
You may purchase Mid-Cap Fund shares at the next public offering price (“POP”) calculated after your order and payment are received in proper form. The POP is equal to the NAV plus the initial sales charge, if any. Your order to buy shares is in proper form when your signed Application Form and check or wire payment is received.

When the Fund’s Shares are Priced
The NAV is calculated after the closing of trading on the New York Stock Exchange (“NYSE”) every day that the NYSE is open. The NAV is not calculated on days that the NYSE is closed for trading. The NYSE usually closes at 4 p.m., Eastern time, on weekdays, except for holidays. If your order and payment are received after the NYSE has closed, your shares will be priced at the next NAV calculated after receipt of your order.

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HOW TO INVEST

Opening a New Account
You may purchase shares of the Funds by check or by wire transfer of funds through a bank, through the Automatic Investment Plan or through one or more brokers authorized by the Fund to receive purchase orders. Please use the appropriate Application Form when purchasing by mail or wire. If you have any questions or need further information about how to purchase shares, you may call a customer service representative of the Funds toll free at 1-888-861-7556. The Funds reserve the right to reject any purchase order. For example, a purchase order may be refused if, in the Advisor's opinion, it is so large that it would disrupt the management of the Funds. Orders may also be rejected from persons believed by the Funds to be "market timers."
The Funds will not accept payment in cash or money orders. The Funds also will not accept cashier’s checks in amounts of less than $10,000. Also, to prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares.
To buy shares of the Funds, complete an account application form and send it together with your check for the amount you wish to invest in the Funds to the address below. To make additional investments once you have opened your account, write your account number on the check and send it together with the most recent confirmation statement received from the transfer agent. If your check is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account by the Transfer Agent.
Purchasing Shares by Mail
Please complete the application form and mail it with your check, payable to the Chase Funds, to the Fund’s Transfer Agent, U.S. Bancorp Fund Services, LLC, at the following address:

Chase Funds
[Name of Fund]
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
You may not send an application form via overnight delivery to a United States Postal Service post office box. If you wish to use an overnight delivery service, send your application form and check to the Funds’ Transfer Agent at the following address:

Chase Funds
[Name of Fund]
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202
Note: The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.
In compliance with the USA PATRIOT Act of 2001, please note that the Funds’ Transfer Agent will verify certain information on your account application as part of the Trust’s Anti-Money Laundering Program. As requested on the account application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P. O. Box will not be accepted. Please contact the Funds’ Transfer Agent at 1-888-861-7556 if you need additional assistance when completing your account application.
If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. Each Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.
Purchasing Shares by Wire
If you are making your first investment in the Funds, before wiring funds, the Transfer Agent must have a completed account application. You can mail or overnight deliver your account application to the Transfer Agent at the above address. Upon receipt of your completed account application, the Transfer Agent will establish an account for you. Once your account is established, you may instruct your bank to send the wire. Your bank must include both the name of the Fund you are purchasing and your name so that monies can be correctly applied. Your bank should transmit immediately available funds by wire to:

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U.S. Bank, National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
A/C#112-952-137
FFC: [Name of Fund]
Shareholder Registration
Shareholder Account Number (if known)

If you are making a subsequent purchase, your bank should wire funds as indicated above. Before each wire purchase, you should be sure to notify the Transfer Agent. It is essential that your bank include complete information about your account in all wire transactions. If you have questions about how to invest by wire, you may call the Transfer Agent at 1-888-861-7556. Your bank may charge you a fee for sending a wire to the Funds.

Purchasing Through an Investment Broker
The Funds are offered through approved financial supermarkets, investment advisors and consultants, financial planners, brokers, dealers and other investment professionals and their agents (together “Brokers”). Funds are also offered directly through the distributor. An order placed with a Broker is treated as if it were placed directly with the Fund, and will be executed at the next share price calculated by the Fund. Your Broker will hold your shares in a pooled account in the Broker’s name. The Fund may pay the Broker to maintain your individual ownership information, for maintaining other required records, and for providing other shareholder services. The Broker who offer shares may require payment of fees from their individual clients. If you invest through a Broker, the policies and fees may be different than those described in this prospectus. For example, Broker may charge transaction fees or set different minimum investments. The Broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your account, confirming your transactions and ensuring that you receive copies of the Fund’s prospectus.
Please contact your broker to see if they are an approved broker of the Funds for additional information.
Minimum Investments
The minimum initial investment for each of the Funds is $2,000. Exceptions may be made at the Funds’ discretion.
Additional Investments
Additional purchases may be made for $250 or more. Exceptions may be made at the Fund’s discretion. You may purchase additional shares of the Fund by sending a check, with the stub from your account statement, to the Fund at the addresses listed above. Please ensure that you include your account number on the check. If you do not have the stub from your account statement, include your name, address and account number on a separate statement.
You may also make additional purchases by wire or through a Broker. Please follow the procedures described above under the headings “Purchasing Shares by Wire” or “Purchasing Shares Through an Investment Broker.”

Share Class Alternatives
The Mid-Cap Fund is authorized to issue investors two different classes of shares, Class A and Class C. Currently the Mid-Cap Fund only offers Class A Shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices.

Automatic Investment Plan
Once you open your account, you may purchase shares of the Funds through an Automatic Investment Plan (“AIP”). You can have money automatically transferred from your checking or savings account on a weekly, biweekly, monthly, bi-monthly or quarterly basis. To be eligible for this plan, your bank must be a domestic institution that is an ACH member. The Funds may modify or terminate the AIP at any time without notice. The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.

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You may make regular investments in amounts of $250 or more using the AIP. You may arrange for your bank or financial institution to transfer a pre-authorized amount on or about the 15th day of each month. You may select this service by completing the Automatic Investment Plan section of the Application Form and sending a voided check. You may terminate your participation in this Plan by calling the Transfer Agent at 1-888-861-7556.
The Transfer Agent will charge a $25 fee for any ACH payment that is rejected by your bank. You may terminate your participation in the plan by notifying the Transfer Agent at 1-888-861-7556, five days prior to effective date.
Minimum Account Balance
Due to the relatively high cost of managing small accounts, if the value of your account falls below $500, the Funds may redeem your shares. However, the Funds will give you 30 days’ written notice to give you time to add to your account and avoid involuntary redemption of your shares. The Board of Trustees of the Funds believes this policy to be in the best interests of all shareholders.
Selling Your Shares
You may sell some or all of your Fund shares on days that the NYSE is open for trading. Your redemption may result in a realized gain or loss for tax purposes. Your shares will be sold at the next NAV calculated for the Funds after receiving your order in proper form, less any applicable redemption fee or deferred sales charge. You may sell your shares by mail, wire or through a financial institution.
The Funds charge a 2.00% redemption fee on the redemption of Fund shares held for less than two months. This fee is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares. For purposes of applying the fee, shares you have held the longest will be treated as being redeemed first. Redemption fees will not apply to exchanges between the Funds.

Although the Fund has the goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans that cannot implement the redemption fee

Redemption proceeds are normally mailed to you within three business days, but the Fund reserve the right to delay mailing proceeds until the seventh day if sending proceeds earlier could adversely affect the Fund. If any shares that you are selling are part of an investment that you’ve paid for with a check, the Fund may delay sending your redemption proceeds until your check to purchase shares clears, which can take up to 15 days.
IRA Redemptions
Shareholders who have any IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.
Selling Your Shares by Mail
You may redeem your shares by sending a signed written request to the Funds. You must give your account number and state the number of shares (or amount) you wish to sell. If the account is in the name of more than one person, each shareholder must sign the written request. Certain requests to redeem shares may require signature guarantees. Send your written request to the Funds at:

Chase Funds
[Name of Fund]
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Selling Your Shares by Telephone
If you authorized the Transfer Agent to accept telephone instructions by completing the “Telephone Options” section of the Funds’ Application Form, you may sell your shares by calling the Transfer Agent toll free at 1-888-861-7556. Your redemption will be mailed or wired according to your instructions reflected on your account at the time of redemption. A $15 charge will be applied to each wire redemption. The minimum wire amount is $1,000. Your bank or financial institution may charge a fee for receiving the wire from the Funds. The Funds will take steps to confirm that a telephone redemption is authentic. This may include tape recording the telephone instructions, or requiring a form of personal identification before acting on those instructions. The Funds reserve the right to refuse telephone instructions if they cannot reasonably confirm the telephone instructions. The Funds may be liable for losses from unauthorized or fraudulent telephone transactions only if these reasonable procedures are not followed. You may request telephone redemption privileges after your account is opened.

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Signature Guarantee. A signature guarantee must be included if any of the following situations apply:
•	You wish to redeem more than $50,000 worth of shares;
•	The redemption is being mailed to a different address from the one on your account (record address); or
•	The redemption is being made payable to someone other than the account owner.
•	The redemption is being sent by federal wire transfer to a bank other than the bank of record of the account owner.
•	A change of address request has been received by the transfer agent within the last 15 days.
Signatures guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

Automatic Withdrawal Plan
You may request that a predetermined amount be sent to you each month or quarter. Your account must have a value of at least $10,000 for you to be eligible to participate in the Automatic Withdrawal Plan. The minimum withdrawal is $50. You may request an Application for the Automatic Withdrawal Plan by calling the Fund toll-free at 1-888-861-7556. The Funds may modify or terminate this Plan at any time. You may terminate your participation in this Plan by calling the Fund.

Exchange Privilege
You may exchange Class A shares of the Mid-Cap Fund for shares of the Growth Fund. You may exchange your shares by telephone or in writing. Note that exchanges are treated as a sale of shares for tax purposes. You will not be charged a redemption fee on the exchange.

You may also exchange shares of the Growth Fund for Class A shares of the Mid-Cap Fund. You may be required to pay an initial sales charge when exchanging from the Growth Fund, which has no initial sales charge, into the Mid-Cap Fund.

You will not pay a sales charge for exchanges into the Mid-Cap Fund, if:

(a)	The Growth Fund shares being exchanged were acquired by a prior exchange of Class A shares of the Mid-Cap Fund, subject to an initial sales load;

(b)	If the sales loads for Class A shares of the Mid-Cap Fund is waived in accordance with policies disclosed in this prospectus. See “Waiver of Front-End Sales Charges - Class A Shares.”

Tools to Combat Frequent Transactions
The Funds are intended for long-term investors. Short-term “market-timers” who engage in frequent purchases and redemptions and can disrupt a Fund’s investment program and create additional transaction costs that are borne by all shareholders. Funds that invest in overseas securities, where market timers may seek to take advantage of time zone differences, and funds that invest in small cap and other types of investments which are not frequently traded, may be targets of market timers.

The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. The Funds take steps to reduce the frequency and effect of these activities in the Funds. These steps include monitoring trading activity, imposing redemption fees, and using fair value pricing, as determined by the Funds’ Board of Trustees, when the Advisor determines current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. Further, while the Funds make efforts to identify and restrict frequent trading, the Funds receive purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries. The Funds seek to exercise its judgment in implementing these tools to the best of their abilities in a manner that they believe is consistent with shareholder interests.

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The Funds use a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by the Funds in their sole discretion. To minimize harm to the Funds and their shareholders, the Funds reserve the right to reject any purchase order (including exchanges) from any shareholder the Funds believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, the Funds may consider trading done in multiple accounts under common ownership or control.

Trading Practices
Currently, the Funds reserve the right, in its sole discretion, to identify trading practices as abusive. The Funds may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive. In addition, the Funds reserve the right to accept purchases and exchanges if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

The Funds monitor selected trades in an effort to detect excessive short- term trading activities. If, as a result of this monitoring, the Funds believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of shareholders.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds' efforts will identify all trades or trading practices that may be considered abusive. In addition, the Funds' ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because the Funds do not have access to the underlying shareholder account information. However, the Funds and financial intermediaries attempt monitor aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, the Funds' ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Redemption Fees
Each Fund charges a 2.00% redemption fee on the redemption of Fund shares held for less than two months. This fee is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares. The “first in, first out” (FIFO) method is used to determine the holding period; this means hat if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies. The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of its long-term shareholders. Redemption fees will not apply to exchanges between the Funds or to shares acquired through the reinvestment of dividends. Although the Funds have the goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Funds to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans.

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While the Funds make every effort to collect redemption fees, the Funds may not always be able to track short time trading effected through financial intermediaries. Financial intermediaries include omnibus accounts or retirement plans.

Fair Value Pricing
The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the fund's net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees of the Funds.

The Board of Trustees have also developed procedures which utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Funds’ pricing service does not provide a valuation or provides a valuation that in the judgment of the Advisor to the Funds holding such assets does not represent fair value. The Funds may also fair value a security if the Funds or the Advisor believes that the market price is stale. Other types of securities that the Funds may hold for which fair pricing might be required include, but are not limited to: (a) illiquid securities including restricted securities and private placements for which there is no public market; (b) securities of an issuer that has enetered into a restructuring; (c) securities whose trading has been halted or suspended; and (d) fixed income securities that have gone into default and for which there is not a current market value quotation. There an be no assurance that the Funds could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Funds determine its net asset value per share.

DISTRIBUTION ARRANGEMENTS

Mid-Cap Fund
You may purchase Mid-Cap Fund shares at the public offering price (“POP”) (which may include an initial sales charge). The amount of the initial sales charge you pay depends on the amount of your purchase. The following schedule displays the percentage you will pay.
Class A Shares
	Sales Charge as a		Dealer Discount
	Percentage of		as a Percentage
	Offering	Net Amount	of Offering
	Price	Invested	Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	1.00%	1.01%	1.00%

Right of Accumulation - Mid-Cap Fund Class A Shares.
After making an initial purchase, you may reduce the sales charge applied to any subsequent purchases. Your shares purchased will be taken into account on a combined basis at the current net asset value per share in order to establish the aggregate investment amount to be used in determining the applicable sales charge. To take advantage of this privilege, you must give notice at the time you place your initial order and subsequent orders that you wish to combine purchases. When you send your payment and request to combine purchases, please specify your account number(s).

Valuation of Accounts

For the Mid-Cap Fund, the sales charge discount will be determined by adding (i) the purchase price (including sales charge) of the Fund shares that are being purchased, plus (ii) the purchase price of the Growth Fund, plus (iii) the current value (including sales charges) of the Mid-Cap Fund or the Growth Fund that you already own and for which you paid a sales charge at the time of purchase.

In order for an investor to receive the sales charge reduction on Class A shares, the Fund must be notified by the investor in writing or by his or her financial institution at the time the purchase is made that Fund shares are already owned or that purchases are being combined. When placing your purchase order, you must provide the Fund with your most recent account statement and contact information regarding the other accounts. You should retain records necessary to substantiate historical costs, in order to verify the valuation of accounts to be aggregated. A third-party selling agent may require additional information. Unless you provide the Fund with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible.
Statement of Intention - Mid-Cap Fund Class A Shares. A reduced sales charge on shares of the Mid-Cap Fund, as set forth above, applies immediately to all purchases where the investor has executed a Statement of Intention calling for the purchase within a 13-month period of an amount qualifying for the reduced sales charge. By signing a Letter of Intent (“LOI”) you can reduce your Class A sales charge. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period. The LOI will apply to all purchases of Chase Mid-Cap Fund. Any shares purchased within 90 days of the date you sign the LOI may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI. Shares equal to 5% of the amount of the LOI will be held in escrow during the 13-month period. If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge the sales charge applicable to the individual purchases had the LOI not been in effect. This amount will be obtained from redemption of the escrow shares. Any remaining escrow shares will be released to you.

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Waiver of Front-End Sales Charges - Mid-Cap Class A Shares.
No sales charge shall apply to:

(1)	reinvestment of income dividends and capital gain distributions;
(2)	certain exchanges of the Chase Growth Fund’s shares for those of the Mid-Cap Fund;
(3)	purchases of Mid-Cap Fund shares made by current or former trustees, officers, employees, or agents of the Trust, the Advisor, the distributor, and by members of their immediate families and employees (including immediate family members) of a broker-dealer distributing Mid-Cap Fund shares;
(4)	clients of the Advisor;
(5)	shareholders of other registered open-end investment management companies that are managed by the Advisor;
(6)	purchases of Mid-Cap Fund shares by the Mid-Cap Fund’s distributor for their own investment account and for investment purposes only;
(7)	a “qualified institutional buyer,” including, but not limited to, banks, insurance companies, registered investment companies, business development companies, and small business investment companies;
(8)	a charitable organization, as defined by the Internal Revenue Code (the “Code”), as well as other charitable trusts and endowments, investing $50,000 or more;
(9)	investment advisors or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services;
(10)	institutional retirement and deferred compensation plans and trusts used to fund those plans, as defined in the Code; and
(11)	the purchase of Mid-Cap Fund shares, if available, through certain third-party fund “supermarkets”. Some fund supermarkets may offer Mid-Cap Fund shares without a sales charge or with a reduced sales charge. Other fees and transaction charges may apply to purchases and sales made through fund supermarkets.

Currently, the front-end sales charge is being waived for purchases of Class A Shares until January 20, 2006.

You also may view this information about sales charges and breakpoints free of charge on the Funds’ website. Go to www.chaseinv.com and click on the hyperlink.

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Shareholder Servicing Plan and Other Third-Party Payments
The Mid-Cap Fund has a shareholder servicing plan for its Class A shares. The Mid-Cap Fund may pay authorized agents up to 0.25% of the average daily net assets attributable to its shareholders. The authorized agents may provide a variety of services, such as: 1) aggregating and processing purchase and redemption requests and transmitting such orders to the transfer agent; 2) providing shareholders with a service that invests the assets of their accounts in Shares pursuant to specific or pre-authorized instructions; 3) processing dividend and distribution payments from the Mid-Cap Fund on behalf of shareholders; 4) providing information periodically to shareholders showing their positions; 5) arranging for bank wires; 6) responding to shareholder inquiries concerning their investment; 7) providing sub-accounting with respect to Shares beneficially owned by shareholders or the information necessary for sub-accounting; 8) if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); and 9) providing similar services as may reasonably be requested.
The Mid-Cap Fund does not monitor the actual services being performed by authorized agents under each plan and related service agreement. The Mid-Cap Fund also does not monitor the reasonableness of the total compensation that authorized agents may receive, including any service fees that authorized agents may receive from the Mid-Cap Fund and any compensation the authorized agents may receive directly from its clients.

The Advisor, out of its own resources, and without additional cost to the Funds or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds. Such payments and compensation are in addition to service fees paid by the Funds. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders. The Advisor may also pay cash compensation in the form of finder's fees that vary depending on the Fund and the dollar amount of the shares sold.

General
The Funds reserve the right in their sole discretion to withdraw all or any part of the offering of shares when, in the judgment of management, such withdrawal is in the best interest of the Funds. An order to purchase shares is not binding on, and may be rejected by, the Funds until it has been confirmed in writing by the Funds and payment has been received.
The Mid-Cap Fund offers the ability to purchase shares through a Statement of Intention or a Right of Accumulation that may reduce sales charges on your purchases. Review the SAI or call the Mid-Cap Fund at 1-888-861-7556 for further information.
Distributions and Taxes

Dividends and Capital Gain Distributions
Dividends from net investment income, if any, are normally declared and paid by the Funds in December. Capital gain distributions, if any, are also normally made in December, but the Funds may make an additional payment of dividends or distributions if deems it desirable at another time during any year. Distributions will automatically be reinvested in additional shares unless you elect to have the distributions paid to you in cash. If you elect to have dividends and/or capital gains paid in cash, the Funds will automatically reinvest all distributions under $10 in additional shares of the Funds. If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in the shareholder’s account at the Funds’ then current net asset value and to reinvest all subsequent distributions. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested. Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Funds shortly before the next distribution, because doing so can cost you money in taxes. This is known as “buying a dividend.” To avoid buying a dividend, check the Funds’ distribution schedule before you invest.

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Taxes
In general, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the Funds or receive them in cash. Any capital gains the Funds distribute are taxable to you as long-term capital gains no matter how long you have owned your shares. Other distributions (including distributions attributable to short-term capital gains of the Funds) will generally be taxable to you as ordinary income. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. When you sell shares of the Funds, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Funds for shares of a different fund of the Trust is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. The one major exception to these principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Funds. By law, the Funds must withhold 30% of your taxable distribution and proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the Internal Revenue Service (the “IRS”) has notified you that you are subject to backup withholding and instructs the Funds to do so.
Shareholder Communications

The Funds have elected to eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Funds send these documents to each shareholder individually by calling the Funds at 1-888-861-7556.

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Financial Highlights

Growth Fund
This table shows the Growth Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. "Total return" shows how much your investment in the Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. The information in the table has been audited by Tait, Weller & Baker, independent registered public accounting firm, for the fiscal year ended September 30, 2003 and 2004, and by other auditors for previous years. Tait, Weller & Baker’s report along with further detail on the Growth Fund’s financial statements are included in the Growth Fund’s annual report dated September 30, 2004, which is available upon request.
For a share outstanding throughout each period

	Year Ended September 30,
Growth Fund	2004	2003	2002	2001	2000
Net asset value
beginning of year		$13.29	$14.23	$17.69	$13.66

Income from investment operations:
Net investment income/(loss)		(0.05)	(0.05)#	0.05	(0.01)
Net realized and unrealized
gain/(loss) on investments		0.23	(0.85)	(3.28)	4.04
Total from investment operations		0.18	(0.90)	(3.23)	4.03
Less distributions:
From net investment income		---	(0.04)	(0.01)	---
From net realized gain		---	---	(0.22)	---
Total distributions		---	(0.04)	(0.23)	---

Net asset value, end of year		$13.47	$13.29	$14.23	$17.69

Total return		1.35%	(6.36%)	(18.47%)	29.50%

Ratios/supplemental data:
Net assets, end of year (thousands)		$104,499	$50,803	$33,922	$23,131
Ratio of expenses to average net assets:
Before expense reimbursement/
recoupment		1.42%	1.53%	1.57%	1.70%
After expense reimbursement/
recoupment		1.48%	1.48%	1.48%	1.48%
Ratio of net investment
loss to average net assets
After expense
reimbursement		(0.55%)	(0.32%)	0.34%	(0.06%)
Portfolio turnover rate		173.68%	96.06%	94.84%	73.94%

#  Based on average shares outstanding

Mid-Cap Fund
The table below shows the financial performance for the Predecessor Mid Cap Fund for the periods shown.  Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Class A Shares of the Predecessor Mid Cap Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the period presented have been audited by Tait, Weller and Baker, independent registered public accounting firm, whose unqualified report thereon, along with the Mid-Cap Fund’s financial statements, are included in the Mid-Cap Fund’s Annual Report to Shareholders (the “Annual Report”) and are incorporated by reference into the Statement of Additional Information (the “SAI”). Additional performance information for the Mid-Cap Fund is included in the Annual Report. The Annual Report and the SAI are available at no cost from the Mid-Cap Fund at the address and telephone number noted on the back page of this prospectus. The following information should be read in conjunction with the financial statements and notes thereto.

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For a share outstanding throughout each period - Class A Shares

Predecessor Mid Cap Fund

	Year ended	Year ended	Periods ended
	September 30, 2004	September 30, 2003	September 30, 2002*	November 30, 2001^
Per Share Operating Performance
Net asset value, beginning of period		$19.49	$26.96	$20.00
Income from investment operations-
Net investment loss		(0.08)	(0.02)	(0.35)
Net realized and unrealized gain (loss) on
investments		1.21	(0.70)	7.31

Total from investment operations		1.13	(0.72)	6.96

Less distributions from net realized gains on
investments		—	(6.75)	—
Net asset value, end of period		$20.62	$19.49	$26.96
Total Return		5.80%	(3.56%)	34.79%

Ratios/Supplemental Data
Net assets, end of period (000’s)		$3,668	$527	$221
Ratio to average net assets (A)
Expenses, net		1.48%	1.48%**	2.00%**
Net investment loss		(0.88%)	(0.69%)**	(1.25%)**
Portfolio turnover rate		129.00%	0.00%	683.55%

*	The Mid-Cap Fund changed its year end from November 30 to September 30. This represents the period from December 1, 2001 to September 30, 2002.
**	Annualized
^	Commencement of operation was January 1, 2001.
(A)	Expense reimbursements and fee waivers reduced the expense ratio and increased net investment income ratio by 5.79% for the year ended September 30, 2003, 67.15% for the period ended September 30, 2002 and by 16.49% for the period ended November 30, 2001.

20

Advisor
Chase Investment Counsel Corp.
300 Preston Avenue, Suite 403
Charlottesville, Virginia 22902-5091

Distributor

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank, National Association
425 Walnut Street
Cincinnati, Ohio 45202

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Tait, Weller & Baker
1818 Market Street
Philadelphia, Pennsylvania 19103

Legal Counsel

Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105-3441

21

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:
•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

If you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

THIS IS NOT A PART OF THE PROSPECTUS

21

Chase Growth Fund
Chase Mid-Cap Growth Fund
each a Series of Advisors Series Trust
For More Information

For more information please log on to the Funds’ web site at http://www.chaseinv.com
The Statement of Additional Information (SAI), incorporated by reference in this prospectus, includes additional information about the Funds.
The Funds’ annual and semi-annual reports to shareholders contain additional information about the Funds’ investments. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.
To request your free copy of the SAI or shareholder reports, or to request other information, please call toll-free at 1-888-861-7556 or write to the Funds:

Chase Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You can review and copy information including the Funds’ reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You can obtain information on the operation of the Public Reference Room by calling (202) 942-8090. Reports and other information about the Fund are also available:
•    Free of charge from the Commission’s EDGAR database on the Commission’s Internet web site at http://www.sec.gov, or
•    For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102, or
•    For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC File Number is 811-07959)

23

CHASE GROWTH FUND
CHASE MID-CAP GROWTH FUND

Prospectus
January __, 2005

24

STATEMENT OF ADDITIONAL INFORMATION
January ___, 2004

CHASE GROWTH FUND
CHASE MID-CAP GROWTH FUND, Class A
series of
ADVISORS SERIES TRUST
300 Preston Avenue, Suite 403
Charlottesville, Virginia 22902-5091
1-888-861-7556

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current combined prospectus dated January __, 2004, as may be revised, of the Chase Growth Fund (the “Growth Fund”) and the Chase Mid-Cap Growth Fund (the “Mid-Cap Fund”) (collectively, the “Funds”), a series of Advisors Series Trust (the “Trust”). A copy of the Funds’ Prospectus may be obtained by contacting the Funds at the above address or telephone number.

The Funds’ audited financial statements and notes thereto for the fiscal period ended September 30, 2004 and the unqualified reports of Tait, Weller and Baker, the Funds’ independent registered public accounting firm, on such financial statements are included in the Mid-Cap Funds’ Annual Reports to Shareholders for the period ended September 30, 2004 (the “Annual Reports”) and are incorporated by reference into this SAI. No other parts of the Annual Reports are incorporated herein. A copy of the Annual Reports may be obtained without charge by calling or writing the Funds as shown above.

TABLE OF CONTENTS

The Trust	2
Investment Objectives and Policies	2
Management	13
The Fund’s Investment Advisor	18
The Fund's Service Providers	22
Portfolio Transactions and Brokerage	23
Portfolio Turnover	25
Determination of Net Asset Value	26
Purchase And Redemption of Fund Shares	28
Tax Status	31
Performance Information	32
Anti-Money Laundering Program	33
Proxy Voting Policy	34
General Information	35
Code of Ethics	36
Financial Statements	36
Appendix A	37
Appendix B	39

B-1

THE TRUST

The Trust is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996. The Trust currently consists of numerous series of shares of beneficial interest, par value $0.01 per share. This SAI relates to the Fund and not to any other series of the Trust.

The Trust is registered with the Securities and Exchange Commission (“SEC”) as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Funds and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

The Chase Growth Fund commenced operations on December 2, 1997. The predecessor Chase Mid-Cap Growth Fund commenced operations on January 1, 2001 as the Newby Fund. On September 5, 2002, the Newby Fund changed its name to the Chase Mid-Cap Growth Fund, a separate investment portfolio or series of The World Funds, Inc, (“Predecessor Fund”). On September 24, 2004, the Predecessor Fund reorganized into the Mid-Cap Fund. Before the reorganization the Mid-Cap Fund had no assets or liabilities.

The Trust has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the 1940 Act, which details the attributes of each class of the Mid-Cap Fund. Currently, the Mid-Cap Fund is authorized to issue two classes of shares: Class A Shares, sold with a maximum front-end sales charge of 5.75% and Class C Shares, sold with a reduced front-end sales charge of 1.00% and a contingent deferred sales charge of 2.00% if shares are redeemed within two months of purchase. Class C shares are currently not offered. The Mid-Cap Fund is a “non-diversified” series, as that term is defined in the 1940 Act.

INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of the Funds’ investment objective and policies. The Funds’ investment objective and fundamental investment policies may not be changed without approval by vote of a majority of the outstanding voting shares of the Funds. As used in this SAI, “majority of outstanding voting shares” means the lesser of (1) 67% of the voting shares of the Funds represented at a meeting of shareholders at which the holders of 50% or more of the shares of the Funds are represented; or (2) more than 50% of the outstanding voting shares of the Funds. The investment programs, restrictions and the operating policies of the Funds that are not fundamental policies can be changed by the Board of Trustees of the Trust without shareholder approval.

Investment Objective

The Growth Fund seeks growth of capital as its investment objective.

The Mid-Cap Fund’ investment objective is capital appreciation.

All investments entail some market and other risks and there is no assurance that the Funds will achieve their investment objective. You should not rely on an investment in the Funds as a complete investment program.

Strategies and Risks

In addition to the risks associated with particular types of securities, which are discussed below, the Funds are subject to general market risks.

B-2

Growth Fund

The Growth Fund primarily invests in common stocks of domestic companies with large market capitalizations of $10 billion and above. The Growth Fund is diversified. Under applicable federal laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security. However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund’s total assets due to movements in the financial markets. If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of fewer issuers. Then a fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal laws.

Mid-Cap Fund

Under normal market conditions, the Mid-Cap Fund will invest at least 80% of its net assets in the equity securities of companies that have a mid-size market capitalization (a “mid-cap company”). This is not a fundamental policy and may be changed by the Board of Trustees of the Trust, without a vote of shareholders, upon sixty (60) days’ prior notice. The Advisor considers a mid-cap company to be one that has a market capitalization of between $1 billion and $15 billion. Equity securities may include, but are not limited to, common stocks, preferred stocks, convertible securities and American Depositary Receipts (“ADRs”). In addition, the Mid-Cap Fund may invest a portion of its assets in foreign issuers through the use of depositary receipts such as ADRs. The market risks associated with stocks include the possibility that the entire market for common stocks could suffer a decline in price over a short or even an extended period. This could affect the net asset value of your Fund shares. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.

The following discussion of investment techniques and instruments supplements, and should be read in conjunction with, the investment information in the Funds’ prospectus. There can be no guarantee that the Funds’ objective will be attained. In seeking to meet its investment objective, the Funds may invest in any type of security whose characteristics are consistent with its investment programs described below.

Convertible Securities - The Funds may invest in convertible securities. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates. While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation. In such situations, the Funds may have to pay more for a convertible security than the value of the underlying common stock.

Foreign Investments - The Funds may invest in securities of foreign issuers, provided that they are publicly traded in the United States.

Depositary Receipts - Depositary Receipts (“DRs”) include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other forms of DRs. DRs are receipts typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. In addition to the risk of foreign investments applicable to the underlying securities, unsponsored DRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current.

B-3

Risks of Investing in Foreign Securities - The Funds’ investments in foreign securities may involve risks that are not ordinarily associated with U.S. securities. Foreign companies are not generally subject to the same accounting, auditing and financial reporting standards as are domestic companies. Therefore, there may be less information available about a foreign company than there is about a domestic company. Certain countries do not honor legal rights enjoyed in the U.S. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments, which could affect U.S. investments in those countries.

Investments in foreign companies often are made in the foreign currencies, subjecting the investor to the risk of currency devaluation or exchange rate risk. In addition, many foreign securities markets have substantially less trading volume than the U.S. markets, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. These factors make foreign investment more expensive for U.S. investors. Mutual funds offer an efficient way for individuals to invest abroad, but the overall expense ratios of mutual funds that invest in foreign markets are usually higher than those of mutual funds that invest only in U.S. securities.

Warrants - The Fund may invest in warrants. Warrants are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

Illiquid Securities - The Funds may invest up to 15% of its net assets in illiquid securities. For this purpose, the term “illiquid securities” means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Funds have valued the securities. Illiquid securities include generally, among other things, certain written over-the-counter options, securities or other liquid assets as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests and other securities whose disposition is restricted under the federal securities laws.

Debt Securities - The Fund may invest in investment grade debt securities; which are securities rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by Standard & Poor’s Ratings Group (“S&P”) at the time of purchase or, unrated securities which the Advisor believes to be of comparable quality. The Funds do not currently intend to invest more than 5% of its total assets in securities that are below investment grade or that are unrated. Securities rated as Baa or BBB are generally regarded as having adequate capacity to pay interest and repay principal.

Debt securities consist of bonds, notes, government and government agency securities, zero coupon securities, convertible bonds, asset-backed and mortgage-backed securities, and other debt securities whose purchase is consistent with the Funds’ investment objective.

The market values of debt securities are influenced primarily by credit risk and interest rate risk. Credit risk is the risk that the issuer of the security will not maintain the financial strength needed to pay principal and interest on its debt securities. Generally, the market values of fixed-rate debt securities vary inversely with the changes in prevailing interest rates. When interest rates rise, the market values of such securities tend to decline and vice versa. Although under normal market conditions longer term securities yield more than short-term securities of similar quality, longer term securities are subject to greater price fluctuations.

U.S. Government Securities - The Funds may invest in U.S. Government Securities. The term “U.S. Government Securities” refers to a variety of securities which are issued or guaranteed by the United States Treasury, by various agencies of the U.S. Government, and by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the full faith and credit of the United States. Securities issued or guaranteed by U.S. Government agencies or U.S. Government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim directly against the United States in the event the agency or instrumentality does not meet its commitment. An instrumentality of the U.S. Government is a government agency organized under Federal charter with government supervision.

B-4

Small Companies - The Mid-Cap Fund may invest in small companies. Historically, stocks of small companies have been more volatile than stocks of larger companies and are, therefore, more speculative than investments in larger companies. Among the reasons for the greater price volatility are the following: (1) the less certain growth prospects of smaller companies; (2) the lower degree of liquidity in the markets for such stocks; and (3) the greater sensitivity of small companies to changing economic conditions. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. Due to these and other factors, small companies may suffer significant losses, as well as realize substantial growth. Thus, securities of small companies present greater risks than securities of larger, more established companies. You should therefore expect that the value of Fund shares to be more volatile than the shares of a mutual fund investing primarily in larger company stocks.
Investments in small or unseasoned companies or companies with special circumstances often involve much greater risk than are inherent in other types of investments, because securities of such companies may be more likely to experience unexpected fluctuations in prices.

Mid-Cap Securities - The medium capitalization companies in which the Mid-Cap Fund invests may be more vulnerable to adverse business or economic events than larger companies. Historically, stocks of mid-cap companies have been more volatile than stocks of larger companies and may be considered more speculative than investments in larger companies. Thus, securities of mid-cap companies present greater risks than securities of larger, more established companies. You should consider that the value of Fund shares may be more volatile than the shares of a mutual fund investing primarily in larger company stocks.

Repurchase Agreements - As a means of earning income for periods as short as overnight, the Funds may enter into repurchase agreements that are collateralized by U.S. Government Securities. The Funds may enter into repurchase commitments for investment purposes for periods of 30 days or more. Such commitments involve investment risks similar to those of the debt securities in which a Fund invests. Under a repurchase agreement, a Fund acquires a security, subject to the seller’s agreement to repurchase that security at a specified time and price. A purchase of securities under a repurchase agreement is considered to be a loan by a fund.

The Advisor monitors the value of the collateral to ensure that its value always equals or exceeds the repurchase price and also monitors the financial condition of the seller of the repurchase agreement. If the seller becomes insolvent, the Funds’ right to dispose of the securities held as collateral may be impaired and the Funds may incur extra costs. Repurchase agreements for periods in excess of seven days may be deemed to be illiquid.

Restricted Securities - The Funds may invest in restricted securities. Generally, “restricted securities” are securities which have legal or contractual restrictions on their resale. In some cases, these legal or contractual restrictions may impair the liquidity of a restricted security; in others, the legal or contractual restrictions may not have a negative effect on the liquidity of the security. Restricted securities which are deemed by the Advisor to be illiquid will be included in the Funds’ policy which limits investments in illiquid securities.

Leveraging - The Funds may borrow money to increase its holdings of portfolio securities. This is known as “leveraging.” Since the Funds must maintain asset coverage of 300% on borrowed monies, the Funds could be required to sell investments at an inopportune time to satisfy this requirement. Leveraging also can exaggerate the effect of any increase or decrease in the value of portfolio securities held by the Funds. The amounts borrowed are subject to interest costs and fees that may affect the gains achieved on the investment of such borrowed monies.

Leveraging may result from ordinary borrowings, or may be inherent in the structure of certain Fund investments. If the prices of those securities decrease, or if the cost of borrowing exceeds any increases in the prices of those securities, the NAV of the Funds’ shares will decrease faster than if the Funds had not used leverage. To repay borrowing, the Funds may have to sell securities at a time and at a price that is unfavorable to the Funds.

B-5

Interest on borrowings is an expense the Funds would not otherwise incur. The Advisor does not currently intend to engage in leveraging and will not engage in leveraging until proper notification is presented in the prospectus.

Options on Securities- There are risks involved with selling securities short. The Funds may not always be able to borrow the security or close out a short position at an acceptable price, and may have to sell long positions. Covered call options written by the Funds give the holder the right to buy the underlying securities from the Funds at a stated exercise price. A call option written by the Funds is “covered” if the Funds own the underlying security that is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Funds hold a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Funds in cash and high grade debt securities in a segregated account with its custodian bank. The Funds may purchase securities that may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Funds. The Funds’ turnover may increase through the exercise of a call option; this will generally occur if the market value of a “covered” security increases and the Funds have not entered into a closing purchase transaction.

As a writer of an option, the Funds receive a premium less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price, the volatility of the underlying security, the remaining term of the option, the existing supply and demand, and the interest rates.

The writer of a call option may have no control over when the underlying securities must be sold because the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Exercise of a call option by the purchaser will cause the Funds to forego future appreciation of the securities covered by the option. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. Thus, during the option period, the writer of a call option gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price. It retains the risk of loss should the price of the underlying security or foreign currency decline. Writing call options also involves risks relating to the Funds’ ability to close out options it has written.

The Funds may write exchange-traded call options on its securities. Call options may be written on portfolio securities, securities indices, or foreign currencies. With respect to securities and foreign currencies, the Funds may write call and put options on an exchange or over-the-counter. Call options on portfolio securities will be covered since the Funds will own the underlying securities. Call options on securities indices will be written only to hedge in an economically appropriate way portfolio securities that are not otherwise hedged with options or financial futures contracts and will be “covered” by identifying the specific portfolio securities being hedged. Options on foreign currencies will be covered by securities denominated in that currency. Options on securities indices will be covered by securities that substantially replicate the movement of the index.

A put option on a security, security index, or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security, index, or foreign currency at the exercise price at any time during the option period. When the Funds write a secured put option, they will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Funds remain obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price) at any time during the option period.

B-6

If the price of the underlying security falls below the exercise price, the Funds may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received. Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price. A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.

During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price. However, the writer of the put option has retained the opportunity for an appreciation above the exercise price should the market price of the underlying security or foreign currency increase. Writing put options also involves risks relating to the Funds’ ability to close out options it has written.

The writer of an option who wishes to terminate his or her obligation may effect a “closing purchase transaction” by buying an option of the same series as the option previously written. The effect of the purchase is that the writer’s position will be cancelled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. There is also no guarantee that the Fund will be able to effect a closing purchase transaction for the options it has written.

Effecting a closing purchase transaction in the case of a written call option will permit the Funds to write another call option on the underlying security with either a different exercise price, expiration date, or both. Effecting a closing purchase transaction will also permit the Funds to use cash or proceeds from the concurrent sale of any securities subject to the option to make other investments. If the Funds desire to sell a particular security from their portfolios on which they have written a call option, it will effect a closing purchase transaction before or at the same time as the sale of the security.

The Funds will realize a profit from a closing purchase transaction if the price of the transaction is less than the premium received from writing the option. The Funds will realize a loss from a closing purchase transaction if the price of the transaction is more than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Funds.

Writing Over-the-Counter (“OTC”) Options - The Funds may engage in options transactions that trade on the OTC market to the same extent that they intend to engage in exchange traded options. Just as with exchange-traded options, OTC options give the holder the right to buy an underlying security from, or sell an underlying security to, an option writer at a stated exercise price.

However, OTC options differ from exchange-traded options in certain material respects. OTC options are arranged directly with dealers and not, as is the case with exchange traded options, through a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done by reference to information from market makers. Since OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, the writer of an OTC option is paid the premium in advance by the dealer.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. There can be no assurance that a continuously liquid secondary market will exist for any particular option at any specific time. Consequently, the Funds may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer.

B-7

Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The staff of the U. S. Securities and Exchange Commission (the “SEC”) has been deemed to have taken the position that purchased OTC options and the assets used to “cover” written OTC options are illiquid securities. The Funds will adopt procedures for engaging in OTC options transactions for the purpose of reducing any potential adverse effect of such transactions on the liquidity of the Funds.

Futures Contracts - Even though the Funds have no current intention to invest in futures contracts, the Funds may buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. The Funds will amend their prospectus before engaging in such transactions.

A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking or delivery of cash, in most cases the Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

The Funds will incur brokerage fees when it purchases and sells stock index futures contracts, and at the time a fund purchases or sells a stock index futures contract, it must make a good faith deposit known as the “initial margin.”

Thereafter, the Funds may need to make subsequent deposits, known as “variation margin,” to reflect changes in the level of the stock index. The Funds may buy or sell a stock index futures contract so long as the sum of the amount of margin deposits on open positions with respect to all stock index futures contracts do not exceed 5% of the Funds’ net assets.

To the extent a Fund enters into a stock index futures contract, it will maintain with its custodian bank (to the extent required by the rules of the SEC) assets in a segregated account to cover its obligations. Such assets may consist of cash, cash equivalents, or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial and variation margin payments.

Risks Associated With Options and Futures - Although the Funds may write covered call options and purchase and sell stock index futures contracts to hedge against declines in market value of its portfolio securities, the use of these instruments involves certain risks. As the writer of covered call options, the Funds receive a premium but lose any opportunity to profit from an increase in the market price of the underlying securities above the exercise price during the option period. The Funds also retain the risk of loss if the price of the security declines, though the premium received may partially offset such loss.

Although stock index futures contracts may be useful in hedging against adverse changes in the value of the Funds’ portfolio securities, they are derivative instruments that are subject to a number of risks. During certain market conditions, purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of the Funds’ portfolio. In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations. Changes in the market value of the Funds’ portfolio may differ substantially from the changes anticipated by the Funds when they established their hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than the Funds’ initial investment in such a contract.

B-8

Successful use of futures contracts depends upon the Advisor’s ability to correctly predict movements in the securities markets generally or of a particular segment of a securities market. No assurance can be given that the Advisor’s judgment in this respect will be correct.

The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person may hold or control in a particular futures contract. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions. These trading and positions limits will not have an adverse impact on the Funds’ strategies for hedging their securities.

When-Issued Securities, Forward Commitments and Delayed Settlements. The Growth Fund may purchase securities on a “when-issued,” forward commitment or delayed settlement basis. In this event, the Custodian will segregate liquid assets equal to the amount of the commitment. In such a case, the Fund may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Fund’s commitment. It may be expected that the Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Growth Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objective. Because the Fund will segregate assets to satisfy its purchase commitments in the manner described, the Fund’s liquidity and the ability of the Advisor to manage it may be affected in the event the Fund’s forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

The Growth Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain an advantageous price.

The market value of the securities underlying a when-issued purchase, a forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Short-Term Investments.

The Funds may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers’ Acceptances and Time Deposits- The Funds may hold certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Funds will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

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In addition to buying certificates of deposit and bankers’ acceptances, the Funds also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations - The Funds may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper and Short-Term Notes and Other Corporate Obligations - The Funds may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s Ratings Group (“S&P”), “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc. (“Moody’s”), or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Funds may purchase corporate obligations which have remaining maturities of one year or less than the date of purchase and which are rated “AA” or higher by S&P or “Aa” or higher by Moody’s.

Government Obligations - The Funds may make short-term investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association (“GNMA”), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

Investment Company Securities - The Fund may invest in shares of other investment companies. The Funds may invest in money market mutual funds in connection with its management of daily cash positions. In addition to the advisory and operational fees the Funds bear directly in connection with its own operation, the Funds would also bear its pro rata portions of each other investment company’s advisory and operational expenses.

Other Investments - The Trustees may, in the future, authorize the Funds to invest in securities other than those listed in this SAI and in the prospectus, provided such investments would be consistent with the Funds’ investment objective and that such investment would not violate the Funds’ fundamental investment policies or restrictions.

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INVESTMENT RESTRICTIONS

Fundamental Investment Policies and Restrictions - The Funds have adopted the following investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of the respective Fund which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund.

Growth Fund

The Growth Fund is diversified. This means that as to 75% of its total assets (1) no more than 5% may be in the securities of a single issuer, and (2) it may not hold more than 10% of the outstanding voting securities of a single issuer. In addition, as a matter of fundamental policy, the Fund may not:

1.	Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed) and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales.

2.	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions and except that the Fund may borrow money from banks to purchase securities.

3.	Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio).

4.	Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities).

5.	Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate).

6.	Purchase or sell commodities or commodity futures contracts.

7.	Make loans of money (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements).

8.	Make investments for the purpose of exercising control or management.

Mid-Cap Fund

As a matter of fundamental policy, the Mid-Cap Fund may not:

1)	Invest in companies for the purpose of exercising management or control;

2)	Invest in securities of other investment companies except by purchase in the open market involving only customary broker's commissions, or as part of a merger, consolidation, or acquisition of assets;

3)	Purchase or sell commodities or commodity contracts;

4)	Invest in interests in oil, gas, or other mineral exploration or development programs;

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5)	Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed) and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales;

6)	Act as an underwriter of securities of other issuers, except that the Fund may invest up to 10% of the value of its total assets (at the time of investment) in portfolio securities which the Fund might not be free to sell to the public without registration of such securities under the Securities Act of 1933, as amended (the “1933 Act”), or any foreign law restricting distribution of securities in a country of a foreign issuer subject to illiquid securities policies;

7)	Participate on a joint or a joint and several basis in any securities trading account;

8)	Purchase or sell real estate, provided that liquid securities of companies which deal in real estate or interests therein would not be deemed to be an investment in real estate;

9)	Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 10% of the outstanding voting securities of any issuer would be held by the Fund; and

10)	Make loans, except that the Fund may lend securities, and enter into repurchase agreements secured by U.S. Government Securities.

In applying the fundamental policy concerning concentration, the percentage restriction on investment or utilization of assets is adhered to at the time an investment is made. This does not apply to senior securities. A later change in percentage resulting from changes in the value or the total cost of the Fund’s assets will not be considered a violation of the restriction.

Investments in certain categories of companies will not be considered to be investments in a particular industry. Examples of these categories include:

(i)	Financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry;

(ii)	Technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry; and

(iii)	Utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

Non-Fundamental Policies and Restrictions - In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the prospectus and elsewhere in the SAI, the Funds will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Trustees without shareholder approval.

Growth Fund

As a matter of non-fundamental policy, the Growth Fund may not:

1.	Invest in the securities of other investment companies or purchase any other investment company’s voting securities or make any other investment in other investment companies except to the extent permitted by federal law.

2.	Invest in securities that are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities which are determined by the Board of Trustees (the “Board”) to be liquid).

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3.	Make loans of securities.

4.	Notwithstanding fundamental restriction 1 above, borrow money, except from banks for temporary or emergency purposes, and in amounts not to exceed 5% of total assets, and subject to the further restriction that no additional investment in securities will be made while any such loan is outstanding.

Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board will consider what actions, if any, are appropriate to maintain adequate liquidity.

Mid-Cap Fund

As a matter of non-fundamental policy, the Mid-Cap Fund may not:

1)	Invest more than 15% of its net assets in illiquid securities;

2)	Engage in arbitrage transactions; or

3)	Invest less than 80% of its net assets in the equity securities of companies that have a mid-size capitalization. This policy of investing in mid-cap securities may only be changed upon 60 days prior notice to shareholders.

MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day-to-day operations of the Trust are delegated to its officers, subject to the Fund’s investment objectives, strategies, and policies and to general supervision by the Board.

The current Trustees and officers of the Trust, their birth dates and positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are set forth in the table below.

Name, Address and Age	Position with The Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees***	Other Directorships Held
Independent Trustees
Walter E. Auch* (born 1921) 2020 E. Financial Way Glendora, CA 91741	Trustee	Indefinite term since February 1997.	Management Consultant.	2	Director, Nicholas-Applegate Funds, Citigroup Funds, Pimco Advisors LLP, Senele Group and UBS Management.

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Donald E. O’Connor* (born 1936) 2020 E. Financial Way Glendora, CA 91741	Trustee	Indefinite term since February 1997.	Financial Consultant; formerly Executive Vice President and Chief Operating Officer of ICI Mutual Insurance Company (until January 1997).	2	Independent Director, The Forward Funds.
George T. Wofford III* (born 1939) 2020 E. Financial Way Glendora, CA 91741	Trustee	Indefinite term since February 1997.	Senior Vice President, Information Services, Federal Home Loan Bank of San Francisco.	2	None.
James Clayburn LaForce* (born 1928) 2020 E. Financial Way Glendora, CA 91741	Trustee	Indefinite term since May 2002.	Dean Emeritus, John E. Anderson Graduate School of Management, University of California, Los Angeles.	2	Director, The Payden & Rygel Investment Group, The Metzler/Payden Investment Group, BlackRock Funds, Arena Pharmaceuticals, Cancervax.
George J. Rebhan* (born 1934) 2020 E. Financial Way Glendora, CA 91741	Trustee	Indefinite term since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) from 1985 to 1993.	2	Trustee, E*TRADE Funds.

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Interested Trustee of the Trust
Eric M. Banhazl** (born 1957) 2020 E. Financial Way Glendora, CA 91741	Trustee	Indefinite term since February 1997.	Senior Vice President, U.S. Bancorp Fund Services, LLC since July 2001; Treasurer, Guinness Atkinson Funds; formerly, Executive Vice President, Investment Company Administration, LLC; (“ICA”) (mutual fund administrator and the Fund’s former administrator).	2	None.
Officers of the Trust
Eric M. Banhazl (see above)	President (Interested Trustee - see above.)	Indefinite term since February 1997.	See Above.	2	See Above.
Douglas G. Hess (born 1967) 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite term since June 2003.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC since March 1997.	2	None.
Rodney A. DeWalt (born 1967) 615 East Michigan St. Milwaukee, WI 53202	Secretary	Indefinite term since December 2003.	Legal and Compliance Administrator, U.S. Bancorp Fund Services, LLC since January 2003. Thrivent Financial for Lutherans from 2000 to 2003, Attorney Private Practice 1997 to 2000.	2	None.

*	Denotes those Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act.
**	Denotes Trustee who is an “interested person” of the Trust under the 1940 Act. Mr. Banhazl is an interested person of the Trust by virtue of his position as President of the Trust. He is also an officer of U.S. Bancorp Fund Services, LLC, the administrator for the Fund.
***	The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

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Compensation - During the past fiscal year, each Independent Trustee received $18,000 per year in fees, plus $500 for each special meeting attended and is reimbursed for expenses. This amount is allocated among each of the series comprising the Trust. In an effort to meet the industry’s best practice standard, the Board recently reviewed trustee compensation. Effective April 1, 2004, the Independent Trustees receive an annual trustee fee of $28,000 per year with no additional fee for special meetings. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.

Name of Person/Position	Aggregate Compensation From the Trust[1]	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust[2] Paid to Trustees
Walter E. Auch, Trustee	$18,000	None	None	$18,000
Donald E. O’Connor, Trustee	$18,000	None	None	$18,000
George T. Wofford III, Trustee	$18,000	None	None	$18,000
James Clayburn LaForce, Trustee	$18,000	None	None	$18,000
George J. Rebhan, Trustee	$18,000	None	None	$18,000
[1]	For the fiscal year ended September 30, 2004.
[2]	There are currently numerous series comprising the Trust. For the fiscal year ended September 30, 2004, no trustees’ fees and expenses were allocated to the Mid-Cap Fund since the Mid-Cap Fund had not commenced operations as a series of the Trust. For the fiscal year ended September 30, 2004, $ in trustees’ fees and expenses were allocated to the Growth Fund.

Board Committees

The Trust has four standing committees: The Audit Committee, Nominating Committee, Qualified Legal Compliance Committee and the Valuation Committee. The Audit Committee is comprised of all of the Independent Trustees. It does not include any interested Trustees. The Audit Committee typically meets once per year with respect to the various series of the Trust. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting. The Audit Committee has not met with respect to the Fund.

The Audit Committee also serves as the Qualified Legal Compliance Committee (“QLCC”) for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the Securities and Exchange Commission on behalf of the issuer (the “issuer attorneys”). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities). The QLCC has not met with respect to the Fund.

The Trust’s Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of at least one representative from the Administrator’s staff who is knowledgeable about the Fund and at least one Trustee. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets as needed. The Valuation Committee has not met with respect to the Fund.

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Board Interest in the Fund - As of ______________________, the Trustees and Officers of the Trust as a group do not own more than 1% of the outstanding shares of the Fund. Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Distributor or an affiliate of the Advisor or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the Distributor or any of their affiliates. Neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $60,000 and to which the Advisor, the Distributor or any affiliate thereof was a party.

Name of Trustee	Dollar Range of Equity Securities in the Fund (None, $1-$10,000, 10,001-$50,000, $50,001-$100,000, Over $100,000)		Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Fund Complex
	Growth Fund	Mid-Cap Fund
Walter E. Auch, Independent Trustee	None	None	None
Eric M. Banhazl, Interested Trustee	None	None	None
Donald E. O’Connor, Independent Trustee	None	None	None
George T. Wofford III, Independent Trustee	$1 - $10,000	None	$1 - $10,000
James Clayburn LaForce, Independent Trustee	None	None	None
George J. Rebhan, Independent Trustee	None	None	None

Sales Loads - No front-end or contingent deferred sales charges are applied to purchase of Class A Shares or Class C shares by current or former Trustees, officers, employees or agents of the Trust, the Advisor, the Distributor and by the members of their immediate families. These sales waivers are in place because of the nature of the investor and in recognition of the reduced sales effort required to attract such investments.

Control Persons, Principal Shareholders, and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Funds. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. As of October 31, 2004, the following shareholders were considered to be either a control person or principal shareholder of the Funds:

Growth Fund
Name and Address	Number of Shares	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, California 94104		16.38%	Record
National Financial 200 Liberty Street, 5th Floor New York, New York 10281		13.41%	Record
CAMCO 80 West Street, #201 Rutland, Vermont 05701		5.37%	Record

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Mid-Cap Fund

Name and Address	Number of Shares	% Ownership	Type of Ownership
Grymes Memorial School	14,031.805	5.120%
P.O. Box 1160
Orange, VA 22960

Leland A. Hodges	15,306.122	5.585%
115 W. 7th Street
Fort Worth, TX 76102-7013

Robert E. Swanson	34,3010725	12.515%
119 Turtle Point Rd.
Tuxedo Park, NY 10987

Timberlake Smith Thomas & Moses PC	14,267.393	5.206%
P.O. Box 1268
Staunton, VA 24402

John R. Turbyfill	17,089.844	6.235%
304 Taylors Point Road
Virginia Beach, VA 23454

As of October 31, 2004, the officers and Trustees of the Funds owned less than 1% of the outstanding shares of the Funds.

THE FUND’S INVESTMENT ADVISOR

Chase Investment Counsel Corp. acts as investment advisor to the Funds pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). Subject to such policies as the Board may determine, the Advisor is responsible for investment decisions for the Funds. Pursuant to the terms of the Advisory Agreement, the Advisor provides the Funds with such investment advice and supervision as it deems necessary for the proper supervision of the Funds’ investments. The Advisor continuously provides investment programs and determines from time to time what securities shall be purchased, sold or exchanged and what portion of the Funds’ assets shall be held uninvested. The Advisor furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the investments and effecting portfolio transactions for the Funds. The Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement.

In granting its approval of the Advisory Agreement on behalf of the Mid-Cap Fund at a meeting of the Board on June 30, 2004, the full Board, including the Independent Trustees, took into consideration, among other things: (a) the nature and quality of the services provided by the Advisor to the Predecessor Fund; (b) the appropriateness of the fees paid by the Fund to the Advisor; (c) the level of Fund expenses; (d) the reasonableness of the potential profitability of the Advisory Agreement to the Advisor; and (e) the nature of the Fund’s investments. Specifically, in fulfilling the requirements outlined in Section 15(c) of the 1940 Act, the Board noted, among other things, that the advisory fees to be paid by the Fund and the proposed expenses of the Fund were reasonable and generally consistent in relation to the relevant peer groups and that the Advisor’s brokerage practices were reasonably efficient. Because the Advisor manages another fund in the Trust, the Board also discussed: (a) the Advisor’s performance (on an absolute and relative basis); (b) the Advisor’s adherence to compliance procedures; (c) the Advisor’s generally positive relationship with the Board; (d) the Advisor’s marketing activity and commitment to responsible fund growth; (e) the overall quality of services provided to the other fund; and (f) such information as they deemed necessary.

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The Board also noted that (a) the Advisor provided quality investment service to the Predecessor Fund; (b) the Advisor provided the Fund with a reasonable potential for profitability and (c) that the nature of the Advisor’s investments was acceptable.

Based on their review, the Board concluded that the Advisor had the capabilities, resources and personnel necessary to manage the Fund and that approval of the Advisory Agreement was in the best interest of the Fund and its shareholders. The Board also concluded that based on the services provided by the Advisor to the Fund and the expenses incurred by the Advisor in the performance of such services, the compensation to be paid to the Advisor was fair and equitable for the Fund.

In reviewing the Advisory Agreement on behalf of the Growth Fund at a meeting of the Board on December 9, 2004, the Board, including the Independent Trustees, also took into consideration, among other things: (a) the nature and quality of the services provided by the Advisor; (b) the appropriateness of the fees paid by the Fund to the Advisor; (c) the level of overall Fund expenses; (d) the reasonableness of the potential profitability of the Advisory Agreement to the Advisor; and (e) the nature of the Fund’s investments. Specifically in fulfilling the requirements outlined in Section 15(c) of the 1940 Act, the Board noted, among other things, that the advisory fees to be paid by the Fund and the proposed expenses of the Fund were reasonably and generally consistent in relation to the relevant peer groups for the Fund. The Board also noted that the Advisor’s brokerage practices were reasonably efficient.

Based on their review, the Board again concluded that the Advisor had the capabilities, resources and personnel necessary to manage the Fund and that approval of the Advisory Agreement was in the best interest of the Fund and its shareholders. The Board noted the Advisor’s favorable service in managing both the Growth Fund and Mid-Cap Fund. The Board also concluded that based on the services provided by the Advisor to the Fund and the expenses incurred by the Advisor in the performance of such services, the compensation to be paid to the Advisor was fair and equitable for the Fund.

Pursuant to the terms of the Advisory Agreement, the Advisor is permitted to render services to others. The Advisory Agreement is terminable without penalty by the Trust on behalf of the Funds on not more than 60 days’, nor less than 30 days’, written notice when authorized either by a majority vote of the Funds’ shareholders or by a vote of a majority of the Board of the Trust, or by the Advisor on not more than 60 days’, nor less than 30 days’, written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In the event the operating expenses of the Funds, including all investment advisory and administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the Funds’ expense limitation, the Advisor shall reduce its advisory fee (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by the Advisor shall be deducted from the monthly advisory fee otherwise payable with respect to the Funds during such fiscal year; and if such amounts should exceed the monthly fee, the Advisor shall pay to the Funds its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

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In consideration of the services provided by the Advisor pursuant to the Advisory Agreement, the Advisor is entitled to receive from the Funds an investment advisory fee of 1.00% computed daily and paid monthly based on a rate equal to a percentage of the Funds’ average daily net assets specified in the Prospectus. However, the Advisor may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis.

The Growth Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Growth Fund and to pay Growth Fund operating expenses to the extent necessary to limit the Growth Fund’s aggregate annual operating expenses (excluding interest and tax expenses) to the limit set forth in the Expense Table (the “expense cap”). Any such reductions made by the Advisor in its fees or payment of expenses which are the Growth Fund’s obligation are subject to reimbursement by the Growth Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Growth Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Growth Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Growth Fund’s operations. Any such reimbursement is also contingent upon Board’s subsequent review and ratification of the reimbursed amounts. Such reimbursement may not be paid prior to the Growth Fund’s payment of current ordinary operating expenses.

Growth Fund
September 30,	Total Fees Accrued by Advisor	Fees Waived/ Expenses Absorbed	Fees Recouped	Balance Paid to Advisor

2003	$ 775,209	$ 0	$ 46,955	$ 822,164
2002	411,604	22,832		388,772
2001	308,594	28,027		280,567

The Advisor had previously agreed to limit the aggregate expenses of the Predecessor Mid-Cap Fund to 1.48% of Class A shares average daily net assets and 2.23% of Class C shares average daily net assets. As a result, for the periods indicated, the Predecessor Fund paid the following advisory fees to its Advisor:
Mid-Cap Fund
September 30,	Total Fees Accrued by Advisor	Fees Waived/ Expenses Absorbed	Balance Paid to Advisor
2003	$15,681	$86,766	$0
2002(1) (2)	$8,900	31,710	$0
2001(1) (2)	$0	37,777	$0

(1)	For the period from September 1, 2002 (the date the Advisor became investment advisor to the Predecessor Fund) through September 30, 2002, the Advisor reimbursed expenses of $3,810 pursuant to the terms of the expense limitation agreement. For the period from December 1, 2001 through August 31, 2002, CCM reimbursed expenses of $27,900 pursuant to the terms of its expense limitation agreement. For the period from January 1, 2001 (commencement of operations) through November 30, 2001, CCM and xGENx, LLC (“xGENx”), the Predecessor Fund’s former investment advisor/sub-advisor, waived fees of $2,863 and reimbursed expenses of $34,914 pursuant to the terms of the expense limitation commitments they had in place with the Fund.

(2)	For the period from August 10, 2001 through September 1, 2002, Commonwealth Capital Management, LLC served as the investment advisor for the Predecessor Fund. For the period from January 1, 2001 (commencement of operations) through August 9, 2001, xGENx, served as the investment advisor for the Predecessor Fund. For the period from August 10, 2001 through October 2, 2001, xGENx served as the sub-advisor for the Predecessor Fund. For their services as investment advisor to the Predecessor Fund, each of CCM and xGENx were entitled to receive a base advisory fee of 1.25% of the Predecessor Fund’s average daily net assets. The base advisory fee was subject to a monthly adjustment if the Predecessor Fund exceeded or failed to meet certain performance criteria. The maximum adjustment (increase or decrease) to the fee was 1.00% per annum. For the period from December 1, 2001 through August 31, 2002, CCM waived its entire investment advisory fee of $8,586. For the period from August 10, 2001 through November 30, 2002, CCM waived the entire investment advisory fee. In addition, for the period from January 1, 2001 (commencement of operations) through August 9, 2001, xGENx waived the entire investment advisory fee.

B-20

The Advisor has entered into an Operating Expense Limitation Agreement with the Funds and has agreed to continue to limit the Net Annual Operating Expenses to 1.48% of Class A shares average daily net assets and 2.23% of Class C shares average daily net assets of the Mid-Cap Fund until January 20, 2006. The Advisor reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Funds if, within threefrom the date of reimbursement, the Funds’ expenses are less than the limit agreed to by the Advisor.

The Distributor

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 (the “Distributor”), pursuant to which the Distributor acts as the Funds’ distributor, provides certain administration services and promotes and arranges for the sale of the Funds’ shares. The offering of the Funds’ shares is continuous. The Distributor, Administrator, Transfer Agent and Custodian are affiliated companies.

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on 60 days’ written notice when authorized either by a majority vote of the Funds’ shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

The Distributor may from time to time offer incentive compensation to dealers (which sell shares of the Funds that are subject to sales charges) allowing such dealers to retain an additional portion of the sales load. A dealer who receives all of the sales load may be considered an underwriter of the Funds’ shares.

In connection with promotion of the sales of the Funds, the Distributor may, from time to time, offer (to all broker-dealers who have a sales agreement with the Distributor) the opportunity to participate in sales incentive programs (which may include non-cash concessions). The Distributor may also, from time to time, pay expenses and fees required in order to participate in dealer sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences and advertising, and may, from time to time, pay or allow additional promotional incentives to dealers as part of pre-approved sales contests.

Shareholder Servicing Plan - The Mid-Cap Fund has adopted a shareholder service plan on behalf of its Class A Shares. Under a shareholder services plan, the Mid-Cap Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) aggregating and processing purchase and redemption requests and transmitting such orders to the transfer agent; 2) providing shareholders with a service that invests the assets of their accounts in Shares pursuant to specific or pre-authorized instructions; 3) processing dividend and distribution payments from the Mid-Cap Fund on behalf of shareholders; 4) providing information periodically to shareholders showing their positions; 5) arranging for bank wires; 6) responding to shareholder inquiries concerning their investment; 7) providing sub-accounting with respect to Shares beneficially owned by shareholders or the information necessary for sub-accounting; 8) if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); and 9) providing similar services as may reasonably be requested.

B-21

THE FUND’S SERVICE PROVIDERS

Fund Administrator

Pursuant to an Administration Agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202 (the “Administrator”) acts as administrator for the Funds. The Administrator provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, the Administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

The Administration Agreement is terminable without penalty by the Trust on behalf of the Funds or by the Administrator on 60 days’ written notice (as defined in the 1940 Act). The Administration Agreement also provides that neither the Administrator nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.

For the periods indicated, the Growth Fund paid to USBFS, the following administration fees:

Administrative Fees Paid to USBFS

	September 30,
	2004	2003	2002
Growth Fund		$141,101	$82,316

For the periods indicated, the Predecessor Mid-Cap Fund paid to Commonwealth Shareholder Services (“CSS”), the Predecessor Mid-Cap Fund’s administrator, the following in administration fees:

Administrative Fees Paid to CSS

	September 30,
	2003	2002(1)	2001(2)
Mid-Cap Fund	$21,917	$1,780	$459
(1) Period from December 1, 2001 through September 30, 2002
(2) Period from January 1, 2001 through November 30, 2001

B-22

Custodian and Transfer Agent

U.S. Bank, National Association, located at 425 Walnut Street, Cincinnati, Ohio, 45202, acts as Custodian of the securities and other assets of the Funds. The Custodian, Distributor, Transfer Agent, and Administrator are affiliated companies. US Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 acts as the Funds’ transfer and shareholder service agent. The Custodian and Transfer Agent do not participate in decisions relating to the purchase and sale of securities by the Funds. USBFS and US Bank are affiliates of the Distributor.

Independent Registered Public Accounting Firm and Legal Counsel

Tait Weller & Baker, 1818 Market Street, Philadelphia, Pennsylvania, 19103, is the independent registered public accounting firm for the Funds. Paul, Hastings, Janofsky & Walker, LLP, 55 Second Street, San Francisco, California, 94105 is counsel to the Funds.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Investment Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Funds and which broker-dealers will be used to execute the Funds’ portfolio transactions. Purchases and sales of securities in the over-the-counter market will be executed directly with a “market-maker” unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be made through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one broker, dealer or underwriter are comparable, the order may be allocated to a broker, dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will use its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Funds, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by the National Association of Securities Dealers, Inc.

While it is the Funds’ general policy to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions for the Funds, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Advisor, even if the specific services are not directly useful to the Funds and may be useful to the Advisor in advising other clients. Brokerage and research services include, but are not limited to, publications, analysis, and reports concerning issuers, industries, securities, economic factors and trends. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor’s overall responsibilities to the Funds. The Board will review quarterly the Advisor’s performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds. Such review is conducted for the purpose of determining if the markups and commissions, if any, paid by the Funds are reasonable in relation to the benefits received by the Funds taking into account the competitive practices of the industry.

B-23

Investment decisions for the Funds are made independently from those of other client accounts or mutual funds managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Funds and one or more of such client accounts. In such event, the position of the Funds and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seeks to acquire the same security as the Funds at the same time, the Funds may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Funds may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Funds are purchasing or selling, each day’s transactions in such security will be allocated between the Funds and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned. In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better executions for the Funds.

The Funds do not place securities transactions through brokers for selling shares of the Funds. However, as stated above, broker-dealers who execute brokerage transactions may effect purchases of shares of the Funds for their customers.

Brokerage Commissions for Growth Fund

	Fiscal Year Ended September 30,
	2004	2003	2002
Brokerage commissions		$312,754	$88,592
Research, statistical and other services		$ 35,406	$19,876

The table below indicates the portion of the Growth Fund’s aggregate brokerage for fiscal year ended June 30, 2004 (from the table above) that was directed to brokers who, in addition to providing trade execution, also supplied the Fund with research services.

Fiscal Year Ended September 30, 2004
Dollar Value of Securities Traded	Related Soft Dollar Brokerage Commissions
$

Brokerage Commissions for Predecessor Mid-Cap Fund

	Fiscal Year Ended September 30,
	2004	2003*	2002(1)
Brokerage commissions		$$5,783	$112
(1) Period from December 1, 2001 through September 30, 2002

The table below indicates the portion of the Mid-Cap Fund’s aggregate brokerage for fiscal year ended June 30, 2004 (from the table above) that was directed to brokers who, in addition to providing trade execution, also supplied the Fund with research services.

B-24

Fiscal Year Ended September 30, 2004
Dollar Value of Securities Traded	Related Soft Dollar Brokerage Commissions

PORTFOLIO TURNOVER

Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to a fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. The Advisor makes purchases and sales for the Funds’ portfolio whenever necessary, in the Advisor’s opinion, to meet the Funds’ objective. The Advisor anticipates that the average annual portfolio turnover rate of the Funds will be less than 100%. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

Portfolio Turnover Rate for the Growth Fund

Fiscal Year Ended September 30,
2004	2003
173.68%

*	The increase in the Growth Fund’s portfolio turnover rate was due to market volatility and defensive measures to protect principal.

Portfolio Turnover Rate for the Mid-Cap Fund

Fiscal Year Ended September 30,
2004	2003
173.68%

PORTFOLIO HOLDINGS INFORMATION

The Advisor and the Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These portfolio holdings disclosure policies have been approved by the Board of Trustees of the Funds. Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

From time to time rating and ranking organizations such as Standard & Poor’s and Morningstar, Inc. may request complete portfolio holdings information in connection with rating the Funds. Similarly, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of the Funds’ portfolio along with related performance attribution statistics. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information. To prevent such parties from potentially misusing portfolio holdings information, the Funds will generally only disclose such information as of the end of the most recent calendar quarter, with a lag of at least thirty days, as described above. In addition, the Advisor, or his or her designee, may grant exceptions to permit additional disclosure of portfolio holdings information at differing times and with differing lag times to rating agencies and to pension plan sponsors and/or their consultants, provided that (1) the recipient is subject to a confidentiality agreement, (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of the Funds and will not use the information to facilitate or assist in any investment program, and (3) the recipient will not provide access to third parties to this information.

B-25

Currently, the Funds have obtained confidentiality agreements and has arrangements to provide additional disclosure of portfolio holdings information to the following rating and ranking organizations and pension plan consultants:

In addition, the Funds’ service providers, such as, custodian, and transfer agent may receive portfolio holdings information in connection with their services to the Funds. In no event shall the Advisor, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental and regulatory personnel) requires that the approval of the Advisor. The Advisor will approve the furnishing of non-public portfolio holdings to a third party only if they consider the furnishing of such information to be in the best interest of the Funds and its shareholders. No consideration may be received by the Funds, the Advisor, any affiliate of the Adviser or their employees in connection with the disclosure of portfolio holdings information. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purpose for which it is furnished.

DETERMINATION OF NET ASSET VALUE

The net asset value of the Funds’ shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) each business day. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open for the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

The net asset value per share is computed by dividing the value of the securities held by the Funds plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Funds outstanding at such time. An example of how the Funds calculated its net asset value per share as of September 30, 2004 is as follows:

Growth Fund

Net Assets	=	Net Asset Value Per Share
Shares Outstanding

$	=	$

B-26

Predecessor Mid-Cap Fund

Net Assets	=	Net Asset Value Per Share
Shares Outstanding

$3,668,032	=	$20.62
177,881

Generally, the Funds’ investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Board considers, among other things: 1) the last sales price on the securities exchange, if any, on which a security is primarily traded; 2) the mean between the bid and asked prices; 3) price quotations from an approved pricing service, and 4) other factors as necessary to determine a fair value under certain circumstances.

The Funds’ securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the National Association of Security Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

Corporate debt securities are valued on the basis of valuations provided by dealers in those instruments, by an independent pricing service, approved by the Board, or at fair value as determined in good faith by procedures approved by the Board. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

An option that is written by the Funds is generally valued at the last sale price or, in the absence of the last sale price, the last mean price. An option that is purchased by the Funds is generally valued at the last sale price or, in the absence of the last sale price, the last mean price.

All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

Computation of Offering Price - A hypothetical illustration of the computation of the offering price per Class A Share of the Mid-Cap Fund, using the value of the Predecessor Mid-Cap Fund’s net assets attributable to Class A Shares and the number of outstanding Class A Shares of the Predecessor Mid-Cap Fund at the close of business on September 30, 2004 and the maximum front-end sales charge of 5.75%, is as follows:
Class A Shares
Net Assets	$ 3,668,032
Shares Outstanding	177,881
Net Asset Value Per Share	$20.62
Sales Charge (5.75% of the offering price)	$1.26
Offering Price to Public	$21.88

B-27

PURCHASE AND REDEMPTION OF FUND SHARES

The information provided below supplements the information contained in the Funds’ Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares

Fund shares are purchased at the net asset value next determined after the Transfer Agent receives your order in proper form. In most cases, in order to receive that day’s public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. Orders are in proper form only after investment money is converted to U.S. dollars. Orders paid by check and received by 4:00 p.m., Eastern Time, will generally be available for the purchase of shares the following business day.

If you are considering redeeming or transferring shares to another person shortly after purchase, you should pay for those shares with a wire to avoid any delay in redemption or transfer. Otherwise the Funds may delay payment until the purchase price of those shares has been collected, which may take up to 15 calendar days. To eliminate the need for safekeeping, the Funds will not issue certificates for your shares unless you request them.

The Trust reserves the right in its sole discretion (1) to suspend the continued offering of the Funds’ shares, (2) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Funds, and (3) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Funds’ shares.

Selected securities brokers, dealers or financial intermediaries may offer shares of the Funds. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent before the Funds’ daily cutoff time, currently the close of regular NYSE trading. Orders received after that time will be purchased at the next-determined net asset value.

Right of Accumulation - After making an initial purchase of Class A Shares in the Mid-Cap Fund, you may reduce the sales charge applied to any subsequent purchases. Your Class A Shares in the Mid-Cap Fund previously purchased will be taken into account on a combined basis at the current net asset value per share in order to establish the aggregate investment amount to be used in determining the applicable sales charge. To take advantage of this privilege, you must give notice at the time you place your initial order and subsequent orders that you wish to combine purchases. When you send your payment and request to combine purchases, please specify your account number.

Statement of Intention - A reduced sales charge on Class A Shares of the Mid-Cap Fund applies immediately to all purchases where the investor has executed a Statement of Intention calling for the purchase within a 13-month period of an amount qualifying for the reduced sales charge. By signing a Letter of Intent (“LOI”) you can reduce your Class A sales charge. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period. The LOI will apply to all purchases of the Mid-Cap Fund. Any shares purchased within 90 days of the date you sign the LOI may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI. Shares equal to 5% of the amount of the LOI held in escrow during the 13-month period. If, at the end of that time the total amount of purchases made is less than the amount intended you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect. This amount will be obtained from redemption of the escrow shares. Any remaining escrow shares will be released to you.

B-28

How to Sell Shares

You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Funds or through your investment representative. The Funds will forward redemption proceeds or redeem shares for which it has collected payment of the purchase price.

Payments to shareholders for Fund shares redeemed directly from the Funds will be made as promptly as possible but no later than seven days after receipt by the Funds’ Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Funds may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Funds’ shareholders. At various times, the Funds may be requested to redeem shares for which it has not yet received confirmation of good payment; in this circumstance, the Funds may delay the payment of the redemption proceeds until payment for the purchase of such shares has been collected and confirmed to the Funds.

Selling Shares Directly to the Funds - Send a signed letter of instruction to the Transfer Agent, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the Funds receive your request in proper form. In order to receive that day’s net asset value, the Transfer Agent must receive your request before the close of regular trading on the NYSE.

Selling Shares Through your Investment Representative-Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day’s net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services.

If you want your redemption proceeds sent to an address other than your address as it appears on the Transfer Agent’s records, a signature guarantee is required. The Funds may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Transfer Agent for details.

Signature guarantees may be obtained from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings institution. A notary public cannot provide a signature guarantee.

Delivery of Proceeds-The Funds generally send you payment for your shares within three business days after your request is received in proper form, assuming the Funds have collected payment of the purchase price of your shares. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

B-29

Telephone Redemptions -Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Funds or their agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing or redeeming shares of the Funds and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder’s latest Account Application or as otherwise properly specified to the Funds in writing.

The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if such procedures are observed, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

Redemptions-in-Kind - Subject to compliance with applicable regulations, the Funds have reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

Redemption Fee - The Growth Fund and Class A shares of the Mid-Cap Fund will assess a 2.00% fee on the redemption of Fund shares purchased and held for less than two months. This fee is paid to the Funds to help offset transactions costs and administrative expenses. The Funds reserve the right, at its discretion, to lower or waive the amount of this fee and, upon at least 60 days’ notice to shareholders, change the terms and/or amount of this fee. This fee may not be applicable to certain qualified accounts held by financial intermediaries.

Exchanging Shares -Shareholders of each Fund may exchange their shares for shares of other Chase Funds. Each account must meet the minimum investment requirements. A written request must have been completed and be on file with the Transfer Agent. To make an exchange, an exchange order must comply with the requirements for a redemption or repurchase order and must specify the value or the number of shares to be exchanged. An exchange will take effect as of the next determination of the Funds’ NAV per share (usually at the close of business on the same day). The Trust reserves the right to limit the number of exchanges or to otherwise prohibit or restrict shareholders from making exchanges at any time, without notice, should the Trust determine that it would be in the best interest of its shareholders to do so. For tax purposes an exchange constitutes the sale of the shares of the Fund from which you are exchanging and the purchase of shares of the Fund into which you are exchanging. Consequently, the sale may involve either a capital gain or loss to the shareholder for federal income tax purposes. The exchange privilege is available only in states where it is legally permissible to do so.

If you request the exchange of the total value of your account from one fund to another, we will reinvest any declared by unpaid income dividends and capital gain distributions in the new fund at its net asset value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange appears in the tax section in this SAI.

If a substantial number of shareholders sell their shares of the Funds under the exchange privilege, within a short period, the Funds may have to sell portfolio securities that it would otherwise have held, thus incurring additional transactional costs. Increased use of the exchange privilege may also result in periodic large inflows of money. If this occurs, it is the Funds’ general policy to initially invest in short-term, interest-bearing money market instruments.

B-30

However, if the Advisor believes that attractive investment opportunities (consistent with the Funds’ investment objective and policies) exist immediately, then it will invest such money in portfolio securities in as orderly a manner as is possible.

The proceeds from the sale of shares of the Funds may not be available until the third business day following the sale. The fund you are seeking to exchange into may also delay issuing shares until that third business day. The sale of Fund shares to complete an exchange will be affected at net asset value of the Funds next computed after your request for exchange is received in proper form.

TAX STATUS

Distributions and Taxes

Distributions of net investment income - The Funds receive income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Funds, constitutes the Funds’ net investment income from which dividends may be paid to you. Any distributions by the Funds from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

Distributions of capital gains - The Funds may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Funds. Any net capital gains realized by the Funds generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Funds.

Effect of foreign investments on distributions - Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Funds. Similarly, foreign exchange losses realized by the Funds on the sale of debt securities are generally treated as ordinary losses. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the Funds’ ordinary income otherwise available for distribution to you. This treatment could increase or reduce the Funds’ ordinary income distributions to you, and may cause some or all of its previously distributed income to be classified as return of capital.

The Funds may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of its total assets at the end of the fiscal year are invested in securities of foreign corporations, it may elect to pass-through to you your pro rata share of foreign taxes paid by it. If this election is made, the year-end statement you receive from the Funds will show more taxable income than was actually distributed to you. However, you will be entitled to either deduct your share of such taxes in computing your taxable income or (subject to limitations) claim a foreign tax credit for such taxes against your U.S. federal income tax. The Funds will provide you with the information necessary to complete your individual income tax return if it makes this election.

Investment in complex securities - The Funds may invest in complex securities, such as original issue discount obligations, the shares of passive foreign investment companies and others. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Funds are treated as ordinary income or capital gain, accelerate the recognition of income to the Funds and/or defer the Funds’ ability to recognize losses, and, in limited cases, subject the Funds to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Funds.

Information on the tax character of distributions - The Funds will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Funds may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Funds.

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Election to be taxed as a regulated investment company - The Funds have elected to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code, has qualified as such for its most recent fiscal year, and intend to so qualify during the current fiscal year. As regulated investment companies, the Funds generally do not pay federal income tax on the income and gains they distribute to you. The Board of Trustees reserves the right not to maintain the qualifications of the Funds as regulated investment companies if it determines such course of action to be beneficial to shareholders. In such case, the Funds will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Funds’ earnings and profits.

Excise tax distribution requirements - To avoid federal excise taxes, the Internal Revenue Code requires the Funds to distribute to shareholders by December 31 of each year, at a minimum the following amounts: 98% of its taxable ordinary income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. The Funds intend to declare and pay these amounts in December (or in January which must be treated by you as received in December) to avoid these excise taxes, but can give no assurances that their distributions will be sufficient to eliminate all taxes.

Redemption of Fund shares - Redemption and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem or exchange your Fund shares for shares of a different fund within the Trust, the IRS will require that you report a gain or loss on your redemption or exchange. The gain or loss that you realize will be either a long-term or short-term capital gain or loss depending on how long you held your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Funds on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Funds (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase.

U.S. Government Obligations - Many states grant tax-free status to dividends paid to shareholders from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-received deduction for corporations - Because the Funds’ income includes corporate dividends, if the shareholder is a corporation, a portion of its distributions may qualify for the inter-corporate dividends-received deduction. You will be permitted in some circumstances to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculations.

PERFORMANCE INFORMATION

The Predecessor Mid-Cap Fund commenced investment operations on January 1, 2001 and had only issued Class A Shares of the Mid-Cap Fund. On September 1, 2002, the Advisor began managing the Predecessor Mid-Cap Fund’s investment portfolio and changed the investment strategy to focus in on mid-cap securities. In connection with this change in Advisor and investment strategy, the Mid-Cap Fund is not quoting its prior investment performance.

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Investors should note that the investment results of the Funds will fluctuate over time, and any presentation of the Funds’ total return for any period should not be considered as a representation of what an investment may earn or what an investor’s total return may be in any future period.

Average Annual Total Return

Average Annual Total return quotations used in the Fund’s prospectus are calculated according to the following formulas:

P(1 + T)n = ERV

where “P” equals a hypothetical initial payment of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ERV” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in the prospectus will be based on rolling calendar quarters. Total return, or “T” in the above formula, is computed by finding the compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Average Annual Total Return (after Taxes on Distributions):

The Fund’s quotations of average annual total return (after taxes on distributions) are calculated according to the following formula:

P(1 + T)n = ATVD

where “P” equals a hypothetical initial payment of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ATVD” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

Average Annual Total Return (after Taxes on Distributions and Redemptions):

The Funds’ quotations of average annual total return (after taxes on distributions and redemptions) are calculated according to the following formula:

P(1 + T)n = ATVDR

where “P” equals a hypothetical initial payment of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ATVDR” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions and redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

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Procedures to implement the Program include, but are not limited to, determining that the Fund’s distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight. The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Funds and its shareholders. The Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Proxy Policies and a record of each proxy voted by the Advisor on behalf of the Funds, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

The Advisor has adopted Proxy Voting Policies and Procedures (“Advisor’s Proxy Policies”) are reasonably designed to ensure that proxies are voted in the best interests of the Fund’s shareholders. Each proxy will be considered individually, taking into account the relevant circumstances at the time of each vote. Pursuant to the Advisor’s Proxy Policies, a Proxy Committee has been established that has appointed a Proxy Manager to analyze proxies and generally manage the proxy voting process. The Proxy Manager will consult with the Proxy Committee in determining how to vote proxies for issues not specifically covered by the proxy voting guidelines adopted by the Proxy Committee or in situations where the Proxy Manager or members of the Committee determine that consultation is prudent.

Certain of the Advisor’s proxy voting guidelines are summarized below:

•	With respect to corporate governance issues, proxies are generally voted FOR management proposals unless there is a belief that such proposal may have a negative impact on the economic interests of shareholders, such as proposals limiting shareholder rights or imposing supermajority provisions;
•	With respect to takeovers, proxies are generally voted FOR management sponsored anti-takeover proposals that (1) enhance management’s bargaining position but do not discourage series offers, such as poison pills; and
•	With respect to compensation plans, proxies are generally voted FOR management sponsored compensation plans that are reasonable, competitive and not unduly burdensome.

Where a proxy proposal raises a conflict of interest between the Advisor’s interest and the Funds’ interest, the Proxy Committee will not take into consideration the relationship that raises the potential conflict of interest and will vote proxies solely in the best interest of the Funds. Further, any members of the Proxy Committee that personally have actual or potential conflicts of interest must notify appropriate parties and may be required to recuse himself or herself from participating in the decision process for that proxy vote. The Advisor also has procedures in place for reporting and investigating any perceived improper influence on the proxy voting decision-making process.

The Trust is required to annually file Form N-PX, which lists the Funds’ complete proxy voting record for the 12-month period ending June 30. The Funds’ proxy voting record is available without charge, upon request, by calling toll-free 1-888-861-7556 and on the SEC’s web site at www.sec.gov. Form N-PX for the Predecessor Mid-Cap Fund was filed with the SEC by The World Funds, Inc.

B-34

GENERAL INFORMATION

Investors in the Funds will be informed of the Funds’ progress through periodic reports. Financial statements certified by their independent registered public accounting firm will be submitted to shareholders annually.

The Trust is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996. The Trust currently consists of numerous series of shares of beneficial interest, par value of $0.01 per share. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Funds. Each share represents an interest in the Funds proportionately equal to the interest of each other share. Upon the Funds’ liquidation, all shareholders would share pro rata in the net assets of the Funds available for distribution to shareholders.

The Declaration of Trust does not require the issuance of stock certificates. If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

If they deem it advisable and in the best interests of shareholders, the Board may create additional series of shares which differ from each other only as to dividends. The Board has created numerous series of shares, and may create additional series in the future, each of which has separate assets and liabilities. Income and operating expenses not specifically attributable to a particular Fund are allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

With respect to the Funds, the Trust may offer more than one class of shares. The Trust has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, the Mid-Cap Fund has two classes of shares.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated amount all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Trust’s Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. The Trust’s Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Shares have no preemptive or conversion rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board by written notice to the series’ or class’ shareholders. Unless each series and class is so terminated, the Trust will continue indefinitely.

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The Trust’s Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

CODE OF ETHICS

The Boards of the Trust, the Advisor and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Funds.

FINANCIAL STATEMENTS

The annual reports for the Predecessor Mid-Cap Fund and the Growth Fund for the fiscal year ended September 30, 2004 are separate documents supplied with this SAI and the financial statements, accompanying notes and reports of independent registered public accounting firm appearing therein are incorporated by reference in this SAI.

B-36

APPENDIX A

CORPORATE BOND RATINGS

Moody’s Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospectus of ever attaining any real investment standing. Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor’s Ratings Group

AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

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AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

BB: Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B: Bonds rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

CC: The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the additional of a plus or minus sign to show relative standing with the major categories.

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APPENDIX B

COMMERCIAL PAPER RATINGS

Moody’s Investors Service, Inc.

Prime-1--Issuers (or related supporting institutions) rated “Prime-1” have a superior ability for repayment of senior short-term debt obligations. “Prime-1” repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on Fund employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers (or related supporting institutions) rated “Prime-2” have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Standard & Poor’s Ratings Group

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1.”

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PART C
Chase Growth Fund
Chase Mid Cap Growth Fund

OTHER INFORMATION

Item 22. Exhibits

(a)	Agreement and Declaration of Trust dated October 3, 1996 was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on December 6, 1996 and is incorporated herein by reference.

(b)	Amended and Restated Bylaws dated June 27, 2002 was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on January 28, 2003, and is incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders is incorporated by reference to Registrant’s Declaration of Trust and Bylaws.

(d)	Form of Investment Advisory Agreement filed with Registration Statement of Form N-1A (File No. 333-17391) on July 22, 2004 and is incorporated herein by reference.

(e)	Form of Distribution Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts is not applicable.

(g)	Form of Custody Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 28, 1997 and is incorporated herein by reference.

(h)	Other Material Contracts

(i)	Form of Fund Administration Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

(ii)	Form of Transfer Agency Service Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on January 28, 2003, and is incorporated herein by reference.

(iii)	Form of Fund Accounting Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

(iv)	Form of Operating Expenses Limitation Agreement filed with Registration Statement of Form N-1A (File No. 333-17391) on July 22, 2004 and is incorporated herein by reference.

(v)	Power of Attorney was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on September 16, 2002 and is incorporated herein by reference.

(i)	Opinion of Counsel is not applicable.

(j)	Consent of Independent Public Accountants to be filed by amendment.

(k)	Omitted Financial Statements is not applicable.

(l)	Agreement Relating to Initial Capital is not applicable.

(m)	(i) Rule 12b-1 Plan filed with Registration Statement of Form N-1A (File No. 333-17391) on July 22, 2004 and is incorporated herein by reference.

(ii)	Shareholder Servicing Plan filed with Registration Statement of Form N-1A (File No. 333-17391) on July 22, 2004 and is incorporated herein by reference.

(n)	Rule 18f-3 Plan filed herewith.

(o)	Reserved.

(p)	Code of Ethics.

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(i)    Code of Ethics for Registrant and Advisor was previously filed with Registrant’s Post-Effective Amendment No. 139 to its Registration Statement on Form N-1A (File No. 333-17391) with the SEC on March 29, 2004 and is incorporated herein by reference.

Item 23. Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 24. Indemnification.

Reference is made to Article VII of the Registrant’s Declaration of Trust, Article VI of Registrant’s Bylaws and Paragraph 6 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 25. Business and Other Connections of the Investment Adviser

With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), dated April 19, 2004. The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s web site at www.adviserinfo.sec.gov.

Item 26. Principal Underwriter.

(a)    Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	Harding, Loevner Funds, Inc.
AHA Investment Funds	The Hennessy Funds, Inc.
Alpine Equity Trust	The Hennessy Mutual Funds, Inc.
Alpine Series Trust	Jacob Internet Fund
Alpine Income Trust	The Jensen Portfolio, Inc.
Alternative Investment Advisors	Kirr Marbach Partners, Funds, Inc.
Brandes Investment Trust	Kit Cole Investment Trust
Brandywine Advisors Fund, Inc.	Light Revolution Fund, Inc.
Brazos Mutual Funds	LKCM Funds
Buffalo Funds	Masters’ Select Funds
CCM Advisors Funds	Matrix Advisors Value Fund, Inc.
CCMA Select Investment Trust	Monetta Fund, Inc.
Country Mutual Funds Trust	Monetta Trust
Cullen Funds Trust	MP63 Fund
Dow Jones Islamic Index	MUTUALS.com

C-2

Everest Funds	NorCap Funds
First American Funds, Inc.	Optimum Q Funds
First American Insurance Portfolios, Inc.	Permanent Portfolio
First American Investment Funds, Inc.	Professionally Managed Portfolios
First American Strategy Funds, Inc.	Prudent Bear Mutual Funds
FFTW Funds, Inc.	Rainier Funds
Fort Pitt Capital Funds	SEIX Funds, Inc.
Fremont Funds	TIFF Investment Program, Inc.
Glenmede Fund, Inc.	Wexford Trust
Guinness Atkinson Funds	Zodiac Trust

(b)    To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Donna J. Berth	Treasurer	None
Joe Redwine	Board Member	None
Bob Kern	Board Member	None
Eric W. Falkeis	Board Member	None
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c)    Not applicable.

Item 27. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Transfer Agent, Fund Administrator and Fund Accountant	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 2nd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank, National Association 425 Walnut Street Cincinnati, Ohio 45202
Registrant’s Investment Advisor	Chase Investment Counsel Corp. 300 Preston Avenue, Suite 403 Charlottesville, Virginia 22902-5091

Item 28. Management Services Not Discussed in Parts A and B.

Not Applicable.

C-3

Item 29. Undertakings.

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement on Form N-1A of Advisors Series Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 26th day of November, 2004.

ADVISORS SERIES TRUST

By: /s/Eric M. Banhazl*
Eric M. Banhazl
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement on Form N-1A of Advisors Series Trust has been signed below by the following persons in the capacities and on November 26, 2004.

Signature	Title

/s/ Eric M. Banhazl* Eric M. Banhazl	President and Trustee
/s/ Walter E. Auch* Walter E. Auch	Trustee
/s/ Donald E. O’Connor* Donald E. O’Connor	Trustee
/s/ George T. Wofford III* George T. Wofford III	Trustee
/s/ George J. Rebhan* George J. Rebhan	Trustee
/s/ James Clayburn LaForce* James Clayburn LaForce	Trustee
/s/ Douglas G. Hess Douglas G. Hess	Treasurer and Principal Financial and Accounting Officer

*	/s/Douglas G. Hess
Douglas G. Hess
Attorney-in-Fact pursuant to Power of Attorney.

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EXHIBIT INDEX

Exhibit	Exhibit No.

C-6